UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Marco Hanig, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology - 35.9%
*	Activision, Inc.	219,605	$3,028
*	Adobe Systems Incorporated	97,490	3,404
	Arm Holding plc - ADR	745,115	5,134
*	Cognizant Technology Solutions Corporation	64,185	3,818
*	Dell, Inc.	253,815	7,554
*	EMC Corporation	541,070	7,375
*	F5 Networks, Inc.	59,915	4,343
	First Data Corporation	65,965	3,088
*	J2 Global Communications, Inc.	105,735	4,970
*	Jabil Circuit, Inc.	140,080	6,004
	Linear Technology Corporation	96,840	3,397
*	Network Appliance, Inc.	154,255	5,558
*	Nuance Communications, Inc.	593,315	7,007
	Paychex, Inc.	209,415	8,724
*	PDF Solutions, Inc.	82,315	1,557
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	769,550	7,742
*	ValueClick, Inc.	283,205	4,792
*	WebEx Communications, Inc.	262,595	8,842

			96,337

	Health Care - 22.6%
*	Amgen, Inc.	116,095	8,446
*	IDEXX Laboratories, Inc.	58,670	5,067
*	Integra Lifesciences Holding Corporation	142,560	5,842
*	Kyphon, Inc.	113,180	4,210
*	MedImmune, Inc.	93,465	3,419
	Medtronic, Inc.	205,755	10,442
*	Pharmaceutical Product Development, Incorporated	74,750	2,587
*	ResMed, Inc.	66,775	2,937
	Sanofi-Aventis - ADR	166,545	7,903
	UnitedHealth Group, Inc.	132,875	7,422
	Valeant Pharmaceuticals International	148,190	2,349

			60,624

	Consumer Discretionary - 16.8%
*	Bed, Bath & Beyond, Inc.	173,415	6,659
*	CarMax, Inc.	100,670	3,290
*	Guitar Center, Inc.	74,770	3,566
	Johnson Controls, Inc.	52,475	3,985
*	Kohl’s Corporation	117,450	6,226
*	Laureate Education, Inc.	86,480	4,616
	Marriott International, Inc., Class “A”	75,410	5,173
	Nike, Inc., Class “B”	59,900	5,097
*	Shuffle Master, Inc.	112,720	4,029
*	XM Satellite Radio, Inc., Class “A”	111,540	2,484

			45,125

	Issuer	Shares or Principal Amount	Value

	Common Stocks-(continued)

	Industrials - 11.6%
*	Coinstar, Inc.	192,780	$4,995
	Corporate Executive Board Company	44,480	4,488
	Danaher Corporation	184,786	11,743
	Graco, Inc.	111,030	5,044
	Knight Transportation, Inc.	248,070	4,900

			31,170

	Financials - 5.4%
	Goldman Sachs Group, Inc.	42,340	6,646
	Charles Schwab & Co., Inc.	168,325	2,897
	SLM Corporation	93,690	4,866

			14,409

	Energy - 2.9%
	Smith International, Inc.	61,370	2,391
	Suncor Energy, Inc.+	70,605	5,438

			7,829

	Materials - 2.9%
	Praxair, Inc.	140,305	7,738

	Total Common Stock - 98.1% (cost $190,122)		263,232

	Investment in Affiliate
	William Blair Ready Reserves	1,764,648	1,765

	Total Investment in Affiliate - 0.7% (cost $1,765)		1,765

	Short-Term Investment
	Prudential Funding Demand Note, VRN 4.805%, due 4/03/06	$3,441,000	3,441

	Total Short-Term Investment - 1.3% (Cost $3,441)		3,441

	Total Investments -100.1% (cost $195,328)		268,438

	Liabilities, plus cash and other assets - (0.1)%		(294)

	Net assets - 100.0%		$268,144

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

VRN=Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax-Managed Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudtied)

	Issuer	Shares	Value

	Common Stocks

	Industrials - 19.6%
	C.H. Robinson Worldwide, Inc.	5,420	$266
	Danaher Corporation	3,510	223
	Expeditors International of Washington, Inc.	2,605	225
	Fastenal Company	5,850	277
	General Electric Company	3,895	136
	Knight Transportation, Inc.	5,662	112
	Pentair, Inc.	4,740	193
	Rockwell Automation, Inc.	1,830	132
	Rockwell Collins, Inc.	2,810	158

			1,722

	Health Care - 19.6%
	Alcon, Inc.+	1,115	116
*	Amgen, Inc.	2,825	206
*	Genentech, Inc.	2,090	177
	IMS Health, Inc.	8,120	209
*	MedImmune, Inc.	2,270	83
*	Patterson Companies, Inc.	3,660	129
*	ResMed, Inc.	5,104	225
	Sanofi-Aventis-ADR	2,870	136
*	St. Jude Medical, Inc.	2,740	112
	Stryker Corporation	1,430	63
	Valeant Pharmaceuticals International	6,870	109
*	Zimmer Holdings, Inc.	2,220	150

			1,715

	Information Technology - 18.6%
*	Activision, Inc.	4,613	64
*	Adobe Systems Incorporated	3,730	130
	Arm Holdings plc -ADR	11,020	76
*	CACI International, Inc., Class “A”	1,580	104
	CDW Corporation	1,880	111
*	EMC Corporation	7,650	104
	First Data Corporation	3,370	158
*	Jabil Circuit, Inc.	4,115	176
	Microchip Technology, Inc.	4,840	175
*	Network Appliance, Inc.	5,210	188
	Paychex, Inc.	3,930	164
*	ScanSource, Inc.	1,430	86
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	9,540	96

			1,632

	Consumer Discretionary - 10.5%
*	Bed, Bath & Beyond, Inc.	2,400	92
*	CarMax, Inc.	3,150	103
	D. R. Horton, Inc.	2,400	80
	Dollar General Corporation	4,910	87
*	eBAY, Inc.	1,990	78
	Johnson Controls, Inc.	1,740	132
*	Laureate Education, Inc.	3,120	166
	Williams-Sonoma, Inc.	4,225	179

			917

	Issuer	Shares or Principal Amount	Value

	Common Stocks - (continued)

	Financials - 10.1%
	Ambac Financial Group, Inc.	1,680	$134
	American International Group	2,560	169
	Capital One Financial Corporation	1,450	117
*	Intercontinental Exchange, Inc.	2,120	146
	Investors Financial Services Corporation	2,600	122
	Moody’s Corporation	2,820	201

			889

	Energy - 7.0%
	EOG Resources, Inc.	1,090	78
	Smith International, Inc.	2,200	86
	Suncor Energy, Inc.+	5,810	448

			612

	Consumer Staples - 5.3%
	Colgate-Palmolive Company	2,780	159
	PepsiCo, Inc.	3,285	190
	Walgreen Co.	2,745	118

			467

	Materials - 4.8%
	Airgas, Inc.	6,440	252
	Praxair, Inc.	3,090	170

			422

	Total Common Stock - 95.5% (cost $5,981)		8,376

	Investment in Affiliate
	William Blair Ready Reserves	72,046	72

	Total Investment in Affiliate - 0.8% (cost $72)		72

	Short-Term Investment
	Prudential Funding Demand Note, VRN 4.805%, due 4/03/06	$291,000	291

	Total Short-Term Investment -3.3% (Cost $291)		291

	Total Investments - 99.6% (cost $6,344)		8,739

	Cash and other assets, less liabilities - 0.4%		33

	Net assets - 100.0%		$8,772

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology - 34.6%
*	Adobe Systems Incorporated	12,380	$432
*	Cisco Systems Incorporated	17,404	377
*	Corning Incorporated	20,470	551
*	Dell, Inc.	17,980	535
*	EMC Corporation	35,000	477
	First Data Corporation	10,775	504
	Infosys Technologies Ltd. - ADR	2,925	228
	Linear Technology Corporation	11,610	407
*	Network Appliance, Inc.	13,090	472
	Paychex, Inc.	14,550	606
	Qualcomm Incorporated	8,565	433
	SAP AG - ADR	3,900	212
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	62,902	633
*	Yahoo!, Inc.	15,300	494

			6,361

	Health Care - 18.0%
*	Amgen, Inc.	8,210	597
*	Caremark Rx, Inc.	9,140	450
*	MedImmune, Inc.	6,800	249
	Medtronic, Inc.	18,245	926
	Sanofi-Aventis-ADR	12,205	579
	UnitedHealth Group, Inc.	9,330	521

			3,322

	Consumer Discretionary - 15.1%
*	Apollo Group, Inc., Class “A”	4,665	245
*	Bed, Bath & Beyond, Inc.	12,275	471
	Johnson Controls, Inc.	3,760	286
*	Kohl’s Corporation	8,108	430
	Marriott International, Inc., Class “A”	7,877	540
	Nike, Inc., Class “B”	5,990	510
	Staples, Inc.	11,765	300

			2,782

	Financials - 9.2%
	Capital One Financial Corporation	4,180	337
	Goldman Sachs Group, Inc.	4,420	694
	Charles Schwab & Co, Inc.	13,780	237
	SLM Corporation	8,230	427

			1,695

	Issuer	Shares or Principal Amount	Value

	Common Stocks-(continued)

	Industrials - 8.8%
	3M Company	4,545	$344
	Danaher Corporation	15,262	970
	Rockwell Automation, Inc.	4,260	306

			1,620

	Energy - 4.7%
	Schlumberger Limited+	3,485	441
	Suncor Energy, Inc.+	5,430	418

			859

	Consumer Staples - 4.2%
	PepsiCo, Inc.	8,030	464
	Walgreen Co.	7,175	310

			774

	Materials - 3.7%
	Praxair, Inc.	12,205	673

	Total Common Stock - 98.3% (cost $15,948)		18,086

	Investment in Affiliate
	William Blair Ready Reserves	413,136	413

	Total Investment in Affiliate - 2.3% (cost $413)		413

	Total Investments - 100.6% (cost $16,361)		18,499

	Liabilities, plus cash and other assets - (0.6)%		(104)

	Net assets - 100.0%		$18,395

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 29.9%
*	Access Integrated Technologies, Inc.	1,129,507	$14,514
*	BISYS Group, Inc. (The)	703,230	9,480
*	CyberSource Corporation	897,049	10,011
*	Digital Insight Corporation	241,368	8,786
*	DTS, Inc.	278,813	5,481
*	eCollege.com, Inc.	238,835	4,500
*	Electronic Clearing House	755,707	9,635
*	Euronet Worldwide, Inc.	389,937	14,751
*	Heartland Payment Systems, Inc.	545,350	13,508
*	J2 Global Communications, Inc.	359,443	16,894
*	Kanbay International, Inc.	973,899	14,862
*	Lionbridge Technologies, Inc.	1,319,089	10,434
*	MIPS Technoligies, Inc.	689,639	5,145
*	Nuance Communications, Inc.	3,130,819	36,975
*	Optimal Group, Inc.+	899,492	13,070
*	PDF Solutions, Inc.	1,024,277	19,379
*	Safenet, Inc.	141,900	3,758
*	Skillsoft, plc - ADR	1,492,417	7,820
*	Ultimate Software Group, Inc.	696,459	18,003
*	ValueClick, Inc.	1,603,186	27,126
*	Volterra Semiconductor Corporation	1,405,378	26,829
*	WebEx Communications, Inc.	723,652	24,365
*	Wind River Systems, Inc.	858,991	10,694
*	Workstream, Inc.+	4,281,542	7,707

			333,727

	Health Care - 19.2%
*	American Medical Systems Holdings, Inc.	623,018	14,018
*	Axcan Pharma, Inc.+	826,319	10,974
*	Encore Medical Corporation	2,073,955	10,619
*	Foxhollow Technologies, Inc.	379,047	11,580
*	Hythiam, Inc.	1,436,378	13,200
*	Integra Lifesciences Holdings Corporation	387,388	15,875
*	Kensey Nash Corporation	609,838	17,441
*	Lifecore Biomedical, Inc.	772,857	9,042
*	Matria Healthcare, Inc.	178,014	6,757
*	PolyMedical Corporation	260,306	11,027
*	PSS World Medical, Inc.	610,510	11,777
*	Psychiatric Solutions, Inc.	436,704	14,468
*	Sangamo Biosciences, Inc.	711,863	4,236
*	Santarus, Inc.	2,453,418	18,327
*	Surmodics, Inc.	390,659	13,814
*	Telik, Inc.	540,718	10,468
*	United Surgical Partners International, Inc.	366,605	12,981
*	Zila, Inc.	2,323,932	7,413

			214,017

	Consumer Discretionary - 17.8%
*	4 Kids Entertainment, Inc.	556,795	9,571
*	Century Casinos, Inc.	1,140,711	12,137
*	Dick’s Sporting Goods, Inc.	278,031	11,029
*	Guitar Center, Inc.	253,193	12,077
*	Jarden Corporation	707,947	23,256
*	Laureate Education, Inc.	553,577	29,550
*	Lions Gate Entertainment Corporation+	2,406,745	24,428
*	Meritage Homes Corporation	181,589	9,980
*	Nevada Gold and Casinos, Inc.	605,279	5,684
*	Shuffle Master, Inc.	405,677	14,499
	Strayer Education, Inc.	154,416	15,791
*	ValueVision Media, Inc., Class “A”	1,600,173	20,450
*	WMS Industries, Inc.	337,660	10,164

			198,616

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Industrials - 15.1%
*	American Reprographics Company	391,328	$13,575
*	Coinstar, Inc.	541,700	14,036
	Comfort Systems USA, Inc.	1,157,093	15,621
*	Corrections Corporation of America	319,360	14,435
*	FirstService Corporation +	644,685	15,853
*	Frozen Food Express Industries, Inc.	576,865	6,028
*	Huron Consulting Group, Inc.	420,372	12,733
*	Kforce, Inc.	1,618,045	20,630
*	Labor Ready, Inc.	667,815	15,994
*	Marten Transport, Ltd.	234,223	4,237
*	NCI Building Systems, Inc.	300,637	17,969
*	SIRVA, Inc.	2,006,700	17,117

			168,228

	Energy - 6.7%
*	Grey Wolf, Inc.	1,430,570	10,643
*	Hornbeck Offshore Services, Inc.	418,609	15,099
*	Petrohawk Energy Corporation	1,045,296	14,321
*	Pioneer Drilling Company	334,241	5,492
*	Toreador Resources Corporation	416,996	12,973
*	W-H Energy Services, Inc.	372,309	16,564

			75,092

	Financials - 6.1%
*	Affiliated Managers Group, Inc.	129,317	13,786
	American Equity Investment Life Holding Co.	1,199,723	17,204
	East West Bancorp, Inc.	296,387	11,426
*	First Cash Financial Services, Inc.	588,322	11,761
	Highland Hospitality Corporation	1,064,739	13,533

			67,710

	Materials - 1.4%
	Airgas, Inc.	410,514	16,047

	Consumer Staples - 0.5%
*	Overhill Farms, Inc. **	1,754,220	5,238

	Total Common Stock - 96.7% (Total Cost $870,732)		1,078,675

	Preferred Stock
	Think Partnership, Inc. **	7,120	5,935

	Total Preferred Stock - 0.5% Cost ($7,120)		5,935

	Investment in Warrants
*	Think Partnership, Inc. **	1,424,092	—

	Total Investment in Warrants - 0.0% (Cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves	10,988,318	10,988

	Total Investment in Affiliate - 1.0% (Cost $10,988)		10,988

	Short-Term Investments
	American Express Demand Note, VRN 4.676%, due 4/3/06	$27,641,000	27,641
	Prudential Funding Demand Note, VRN 4.805%, due 4/3/06	$27,642,000	27,642

	Total Short-Term Investments - 5.0% (Cost $55,283)		55,283

	Total Investments - 103.2% (cost $944,123)		1,150,881

	Liabilities, plus cash and other assets - (3.2)%		(35,793)

	Net assets - 100.0%		$1,115,088

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

** = Fair Valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holdings represent 1.00% of the Fund’s net assets at March 31, 2006. These securities were also deemed illiquid pursuant to the Liquidity Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 26.9%
*	Activision, Inc.	11,405	$157
	CDW Corporation	1,535	91
*	F5 Networks, Inc.	2,065	150
*	Intuit, Inc.	4,665	248
*	Iron Mountain, Inc.	3,125	127
*	J2 Global Communications, Inc.	3,900	183
*	Jabil Circuit, Inc.	4,415	189
	Maxim Intergrated Products, Inc.	4,340	161
	Microchip Technology, Inc.	6,370	231
*	Network Appliance, Inc.	6,665	240
	Paychex, Inc.	6,755	282
*	Trimble Navigation, Ltd.	2,400	108
*	ValueClick, Inc.	7,210	122
*	WebEx Communications, Inc.	6,140	207

			2,496

	Consumer Discretionary - 24.6%
*	Bed, Bath and Beyond, Inc.	5,590	215
*	CarMax, Inc.	8,135	266
*	Dick’s Sporting Goods, Inc.	2,355	94
	Gentex Corporation	4,345	76
*	Getty Images, Inc.	1,395	104
*	Jarden Corporation	3,215	106
*	Lamar Advertising Company, Class “A”	3,640	192
*	Laureate Education, Inc.	4,555	243
*	Life Time Fitness, Inc.	3,340	156
*	O’Reilly Automotive, Inc.	5,875	215
*	Sonic Corporation	5,600	197
	Strayer Education, Inc.	1,155	118
*	Tractor Supply Company	1,390	92
	Williams-Sonoma, Inc.	2,600	110
*	XM Satellite Radio Holdings, Inc., Class “A”	4,650	104

			2,287

	Industrials - 16.7%
	C.H. Robinson Worldwide, Inc.	2,140	105
	Corporate Executive Board Company	1,870	189
	Fastenal Company	7,720	365
	Graco Inc.	3,760	171
	Knight Transportation, Inc.	5,605	111
*	Monster Worldwide, Inc.	2,250	112
	MSC Industrial Direct Company, Inc., Class “A”	3,780	204
	Pentair, Inc.	3,501	143
	Rockwell Collins, Inc.	2,765	156

			1,556

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Health Care - 14.8%
*	Healthways, Inc.	2,015	$103
*	IDEXX Laboratories, Inc.	1,155	100
*	Integra LifeSciences Holdings Corporation	3,330	136
*	Kinetic Concepts, Inc.	1,650	68
*	Kyphon, Inc.	4,144	154
*	MedImmune, Inc.	4,730	173
*	Patterson Companies, Inc.	3,650	128
*	Pharmaceutical Product Development, Inc.	5,700	197
*	ResMed, Inc.	3,245	143
*	Telik, Inc.	3,836	74
	Valeant Pharmaceuticals International	6,160	98

			1,374

	Energy - 8.1%
*	Grant Prideco, Inc.	2,640	113
*	Rowan Companies, Inc.	3,210	141
	Smith International, Inc.	5,835	227
*	Ultra Petroleum Corporation+	1,270	79
	XTO Energy Corporation	4,495	196

			756

	Financials - 4.6%
	East West Bancorp, Inc.	3,785	146
*	IntercontinentalExchange, Inc.	1,680	116
	Investors Financial Services Corporation	3,595	168

			430

	Materials - 1.1%
	Airgas, Inc.	2,510	98

	Total Common Stock - 96.8% (cost $8,477)		8,998

	Investment in Afiliate
	William Blair Ready Reserves	19,348	19

	Total Investment In Affiliate - 0.2% (cost $19)		19

	Short-Term Investment
	Prudential Funding Demand Note, VRN 4.805%, due 4/3/06	$129,000	129

	Total Short-Term Investment - 1.4% (cost $129)		129

	Total Investments - 98.4% (cost $8,625)		9,146

	Cash and other assets, less liabilities - 1.6%		146

	Net Assets - 100%		$9,292

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 25.6%
*	Activision, Inc.	86,389	$1,191
*	Euronet Worldwide, Inc.	38,700	1,464
*	F5 Networks, Inc.	18,900	1,370
*	Intuit, Inc.	34,900	1,856
*	Iron Mountain, Inc.	30,314	1,235
*	J2 Global Communications, Inc.	35,900	1,687
*	Jabil Circuit, Inc.	41,200	1,766
*	Kanbay International, Inc.	81,800	1,248
	Microchip Technology, Inc.	52,800	1,917
*	Nuance Communications, Inc.	136,200	1,608
*	PDF Solutions, Inc.	62,900	1,190
*	Ultimate Software Group, Inc.	56,500	1,461
*	ValueClick, Inc.	101,402	1,716
*	WebEx Communications, Inc.	70,740	2,382

			22,091

	Consumer Discretionary - 23.2%
*	Bed, Bath and Beyond, Inc.	40,700	1,563
*	CarMax, Inc.	46,900	1,533
	Gentex Corporation	40,000	698
*	Getty Images, Inc.	13,400	1,003
*	Guitar Center, Inc.	19,600	935
*	Jarden Corporation	43,650	1,434
*	Lamar Advertising Company, Class “A”	26,200	1,378
*	Laureate Education, Inc.	43,049	2,298
*	Life Time Fitness, Inc.	31,300	1,466
*	O’Reilly Automotive, Inc.	46,300	1,693
*	Shuffle Master, Inc.	32,100	1,147
*	Sonic Corporation	26,100	917
	Strayer Education, Inc.	11,500	1,176
*	Tractor Supply Company	12,900	856
	Williams-Sonoma, Inc.	22,400	950
*	XM Satellite Radio Holdings, Class “A”	43,500	969

			20,016

	Industrials - 20.1%
*	Beacon Roofing Supply, Inc.	31,103	1,264
	C.H. Robinson Worldwide, Inc.	20,000	982
*	Coinstar, Inc.	40,933	1,060
	Corporate Executive Board Company	12,900	1,302
*	Corrections Corporation of America	24,000	1,085
	Fastenal Company	61,200	2,897
	Graco Inc.	22,300	1,013
*	Kforce, Inc.	69,465	886
	Knight Transportation, Inc.	56,250	1,111
*	Monster Worldwide, Inc.	26,400	1,316
	MSC Industrial Direct Company, Inc., Class “A”	22,440	1,212
	Pentair, Inc.	42,460	1,730
	Rockwell Collins, Inc.	25,800	1,454

			17,312

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Health Care - 14.6%
*	Healthways, Inc.	18,800	$958
*	IDEXX Laboratories, Inc.	11,700	1,010
*	Integra LifeSciences Holdings Corporation	35,940	1,473
*	Kinetic Concepts, Inc.	15,400	634
*	Kyphon, Inc.	42,059	1,565
*	Patterson Companies, Inc.	33,400	1,176
*	Pharmaceutical Product Development, Inc.	39,500	1,367
*	PSS World Medical, Inc.	47,900	924
*	ResMed, Inc.	29,500	1,297
*	Surmodics, Inc.	21,600	764
*	Telik, Inc.	43,361	839
	Valeant Pharmaceuticals International	38,000	602

			12,609

	Energy - 8.3%
*	Grant Prideco, Inc.	24,400	1,045
*	Rowan Companies, Inc.	29,800	1,310
	Smith International, Inc.	49,700	1,936
*	Toreador Resources Corporation	32,500	1,011
*	Ultra Petroleum Corporation+	11,900	742
	XTO Energy Corporation	25,200	1,098

			7,143

	Financials - 5.2%
	American Equity Investment Life Holding Co.	93,350	1,339
	East West Bancorp, Inc.	24,900	960
*	IntercontinentalExchange, Inc.	19,500	1,346
	Investors Financial Services Corporation	17,570	824

			4,469

	Materials - 1.0%
	Airgas, Inc.	23,500	919

	Total Common Stock - 98.0% (cost $68,846)		84,558

	Investment in Afiliate
	William Blair Ready Reserves	819,806	820

	Total Investment In Affiliate - 0.9% (cost $820)		820

	Short-Term Investment
	Prudential Funding Demand Note, VRN 4.805%, due 4/3/06	$1,005,000	1,005

	Total Short-Term Investment - 1.2% (cost $1,005)		1,005

	Total Investments - 100.1% (cost $70,671)		86,383

	Liabilities, plus cash and other assets - (0.1)%		(94)

	Net Assets - 100%		$86,289

*	Non-income producing securities

VRN = Variable Rate Note

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe - 36.7%

	Austria - 1.4%
	Erste Bank (Banking)	738,800	$43,506
*	Raiffeisen Interantional Bank (Banking)	348,654	29,724

			73,230

	France - 10.5%
	April Group S.A. (Insurance brokers)	228,539	11,622
	BNP Paribas (Banking)	570,300	52,799
	Dassault Systems S.A. (Computer aided design)	574,600	32,840
	Essilor International (Health care supplies)	432,200	38,501
	Eurazeo (Diversified financial services)	210,800	25,377
	Hermes International SCA (Apparel and luxury goods)	142,740	36,045
	Iliad S.A. (Internet software and services)	259,450	21,862
	Klepierre (Real estate)	130,500	16,254
	L’Oreal S.A. (Cosmetics)	1,317,500	115,869
*	Nexity (Real estate management)	283,600	19,479
*	Orpea (Hospital and nursing management)	281,612	18,450
	Sanofi-Aventis (Pharmaceuticals)	847,500	80,397
	Technip-Coflexip S.A. (Construction)	505,160	34,269
	Vinci S.A.(Construction)	408,200	40,181
	Zodiac S.A. (Aerospace and defense)	341,000	22,079

			566,024

	Germany - 8.4%
	AWD Holdings AG (Financial services)	376,000	12,811
	Bijou Brigitte (Fashion jewelry accessories)	60,100	17,194
	Celesio AG (Pharmaceuticals)	431,480	40,827
	Continental AG (Diversified manufacturing)	472,600	51,991
*	CTS Eventim AG (Leisure and recreation products)	165,703	5,587
	E.ON AG (Energy)	460,400	50,595
	GFK AG (Commercial services)	314,348	13,712
*	Q-Cells AG (Alternative energy sources)	108,910	10,126
*	Qiagen NV (Biomedical)	1,128,800	16,674
	Rational AG (Business equipment)	70,300	11,432
	SAP AG (Software)	487,800	105,797
	Siemens AG (Manufacturing)	840,600	78,423
	Solarworld AG (Alternative energy sources)	50,000	13,118
	Stada Arzneimittel AG (Pharmaceuticals)	480,300	20,727

			449,014

	Greece - 1.5%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	803,671	24,970
	EFG Eurobank (Banking)	750,900	28,903
	National Bank of Greece (Banking)	540,680	25,434

			79,307

	Ireland - 2.1%
	Anglo Irish Bank plc (Finance)	2,854,200	47,008
	Kingspan Group plc (Construction)	1,400,700	21,396
*	Ryanair Holdings plc - ADR (Airlines)	584,400	31,967
	United Drug plc (Pharmaceuticals)	2,325,900	10,594

			110,965

	Italy - 2.3%
	Azimut Holding SpA (Investment management services)	1,332,200	16,625
	Credito Emiliano SpA (Banking)	844,600	11,600
	Luxottica Group SpA (Apparel and luxury goods)	1,708,600	47,044
	Pirelli & C Real Estate SpA (Real estate development)	216,652	14,727
	Saipem SpA (Energy equipment and services)	1,535,400	35,478

			125,474

	Netherlands - 0.5%
*	Tomtom NV (Computer software)	721,700	25,517

	Norway - 0.7%
	Statoil Asa (Oil and gas)	1,281,300	36,707

	Spain - 1.4%
	Grupo Ferrovial S.A. (Industrial services)	331,900	26,813
*	Industria De Textile (Retail trade)	1,316,300	50,827

			77,640

	Sweden - 1.5%
*	Capio AB (Health care)	560,800	10,485
*	Ericsson (LM) (Wireless equipment)	14,096,000	53,342
*	Modern Times Group (Television)	376,400	17,694

			81,521

	Switzerland - 6.4%
*	EFG International (Commercial banking)	594,100	16,379
	Nobel Biocare Holdings AG (Medical equipment and supplies)	100,400	22,367
	Phonak Holdings AG (Hearing technology)	356,300	20,282
	Roche Holdings AG (Health care)	769,300	114,307
	SGS S.A. (Industrials)	37,900	35,095
	Synthes, Inc. (Health care)	412,289	45,247
	UBS AG (Banking)	840,000	92,297

			345,974

	Japan - 18.5%
	Aeon Credit Service Co., Ltd. (Consumer finance)	764,900	23,153
	Aeon Mall Co., Ltd. (Real estate)	441,500	22,028
*	Chiyoda Corp. (Construction)	1,062,600	24,769
	Denso Corporation (Auto parts manufacturing)	2,532,500	100,105
	Honeys Company, Ltd. (Luxury goods)	353,600	18,771
	Hoya Corporation (Electronic technology)	1,807,000	72,763
	ITO EN, Ltd. (Beverages)	493,600	17,289
*	K.K. DaVinci Advisors (Consulting services)	8,705	11,854
	Keyence Corporation (Electronic technology)	198,506	51,537
	MISUMI Group, Inc. (Metal production)	773,600	17,136
	Mitsubishi Tokyo Financial (Financial services)	7,040	107,062
	Nakanishi Inc. (Medical specialties)	125,300	12,759
	Neomax Co., Ltd. (Electronic equipment and instruments)	307,400	9,313
	Nitori Company Ltd. (Specialty stores)	374,120	19,443
	Nitto Denko Corporation (Electronic technology)	499,600	42,372
	Orix Corporation (Consumer finance)	384,900	119,546
	Park 24 Co., Ltd. (Commercial services)	322,600	11,037
	Point Inc. Ltd. (Apparel and footwear retail)	261,600	18,819
	Ryohin Keikaku Co. Ltd. (Retail stores)	312,400	26,210
	Sharp Corp. (Electronics)	3,752,700	66,413
	Shimamura Company Ltd. (Retail stores)	216,800	25,189
	Sparx Asset Management Co. (Financial)	9,272	11,894
	Sundrug Co., Ltd. (Drug stores)	68,400	1,808
	Suruga Bank (Banking)	1,697,000	22,928
	Toyota Motor Corporation (Automobiles)	1,460,200	79,507
	United Arrows, Ltd. (Specialty retail)	551,600	15,018
	Yamada Denki Company (Retail trade)	406,000	46,963

			995,686

	Emerging Asia - 10.2%

	China - 2.5%
*	China Life Insurance Co. (Life/Health insurance)	18,272,000	23,166
	China Mengniu Dairy Co. (Food products)	13,788,000	15,350
	China Vanke Company Ltd. (Real estate operations/development)	5,728,223	6,601
	Ctrip.com International Ltd. - ADR (Hotels, restaurants and leisure)	211,700	17,508
*	Foxconn International (Manufacturing services)	9,237,000	17,294
	Fu Ji Food & Catering (Hotels, restaurants and leisure)	5,680,000	11,704
	Li Ning Co. Ltd. (Leisure equipment and products)	16,382,000	15,697
	Ports Design Limited (Apparel and luxury goods)	8,180,500	12,003
*	Suntech Power Holdings Co. Ltd - ADR (Alternative energy sources)	210,400	7,783
*	Wumart Stores, Inc., Class “H” (Retail)	1,843,000	6,407

			133,513

	India - 2.8%
	Bharat Forge Ltd. (Metal processors)	1,901,900	19,009
	Bharat Heavy Electricals Ltd. (Supply equipment)	442,500	22,276
*	Bharti Tele-ventures Ltd. (Wireless telecommunication services)	1,704,700	15,786
	HDFC Bank (Banking)	1,029,500	17,839
	Housing Development Finance Corp. (Financial services)	652,300	19,602
	Infosys Technologies, Ltd. (Consulting and software services)	275,824	18,574
*	Maruti Udyog Ltd. (Automobiles)	903,500	17,756
*	Suzlon Energy Ltd. (Power conversion equipment)	648,600	19,021

			149,863

	Malaysia - 0.6%
	Bumiputra Commerce Holdings Bhd (Banking)	13,270,500	22,690
	Transmile Group Bhd (Airport development and maintence)	1,993,100	6,877

			29,567

	South Korea - 2.8%
	Hyundai Motor Co. (Automobiles)	283,490	23,772
*	Kookmin Bank (Banking)	325,290	27,881
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	386,000	13,779
*	NHN Corp. (Internet software and services)	101,030	31,062
	Samsung Electronics Co. (Semiconductors)	58,120	37,526
	Shinsegae Co. Ltd. (Discount retail)	40,850	18,618

			152,638

	Taiwan - 1.5%
*	Himax Technologies, Inc. - ADR (Semiconductors)	1,170,200	10,239
	Hon Hai Precision Industry (Computers)	6,085,150	37,584
*	Mediatek Inc. (Semiconductors and equipment)	2,788,500	32,235

			80,058

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	United Kingdom - 11.3%
	BG Group plc (Industrial services)	9,404,100	$117,481
*	Burren Energy plc (Energy)	1,458,037	24,148
*	Cairn Energy plc (Petroleum refining)	742,700	27,379
	Capita Group plc (Commercial services)	774,780	6,174
	Carphone Warehouse Group plc (Consumer electronics)	3,900,000	20,917
	HBOS plc (Commercial banking)	5,773,700	96,298
*	Michael Page International (Personnel services)	3,881,600	22,953
	Northern Rock plc (Commercial banking)	3,212,400	65,958
	Reckitt Benckiser plc (Household products)	1,026,100	36,023
	Rolls-Royce Group plc (Aerospace)	3,376,600	26,828
	Standard Chartered plc (Banking)	1,829,800	45,458
	Tesco plc (Food retail)	15,095,600	86,458
	Ultra Electronic Holdings plc (Electronic products)	933,600	17,310
	VT Group plc (Shipbuilding)	1,866,400	14,615

			608,000

	Asia - 5.9%

	Australia - 2.9%
	BHP Billiton Ltd. (Diversified resources)	2,902,000	57,708
	Billabong International Ltd. (Apparel and luxury goods)	1,315,200	14,277
	Macquarie Bank, Ltd. (Financial services)	943,000	43,538
	Sigma Pharmaceuticals, Ltd. (Medical distributors)	10,331,997	19,552
	WorleyParsons, Ltd. (Engineering)	1,432,400	19,274

			154,349

	Hong Kong - 1.5%
	China Insurance International (Insurance)	20,893,438	10,878
	Esprit Holdings Ltd. (Apparel, footwear and retail)	3,740,500	29,067
	Li & Fung Ltd. (Distributions)	18,232,000	41,065

			81,010

	Singapore - 1.5%
	Capitaland, Ltd. (Real estate operation)	19,861,000	59,489
	Goodpack Ltd. (Air freight and logistics)	5,975,000	6,907
	Osim International Ltd. (Consumer sundries)	10,810,200	13,057

			79,453

	Emerging Latin America - 4.7%

	Brazil - 1.4%
	Companhia de Concessoes Rodoviarias (Public thoroughfares)	1,749,000	16,374
	Cyrela Brazil Realty S.A. (Real estate operations/development)	785,400	14,005
	Gol Linhas Aereas Int S.P - ADR (Air transport)	731,500	19,604
*	Natura Cosmeticos S.A. (Cosmetics)	1,153,500	13,738
*	Submarino S.A.(E-commerce)	400,000	10,036

			73,757

	Chile - 1.0%
	Cencosud S.A. -ADR 144A (Retail stores)	783,030	29,970
	S.A.C.I. Falabella (Department stores)	7,060,400	21,637

			51,607

	Columbia - 0.4%
	Bancolombia S.A. - ADR (Banking)	632,400	22,071

	Mexico - 1.8%
	America Movil S.A. (Communications)	14,939,600	25,481
*	Consorcio Ara Sa De Cv (Construction)	2,132,900	9,481
*	Corporacion Geo Sa De Cv (Real estate)	2,805,100	10,562
*	Desarrolladora Homex S.A. -ADR (Household durables)	307,500	10,864
*	Grupo Aeropuertario Del ADR (Airport development and maintenance)	241,700	7,722
*	Grupo Aeropuertario Del-B (Airport development and maintenance)	56,000	178
*	Urbi Desarrollos Urbanos S.A. (Household durables)	1,296,000	9,855
	Walmart de Mexico (Retail trade)	8,850,100	23,385

			97,528

	Panama - 0.1%
*	Copa Holdings S.A., Class “A” (Airlines)+	278,000	6,352

	Issuer	Shares or Principal Amount	Value

	Emerging Europe, Mid-East, Africa - 3.2%

	Czech Republic - 0.3%
*	Central European Media Enterprises Ltd. Class “A” (Television)+	259,300	$17,791

	Israel - 0.7%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	900,100	37,066

	South Africa - 2.0%
	African Bank Investments (Consumer loans)	4,736,304	23,202
	Aspen Pharmacare (Pharmaceuticals)	2,721,400	19,118
*	MTN Group Ltd. (Telecommunication services)	1,220,300	12,186
	Naspers (Media)	1,440,890	29,458
	Sasol ASA (Energy)	568,500	21,593

			105,557

	Turkey - 0.2%
*	Turkiye Garanti Bankasi A.S. (Banking)	3,558,575	13,263

	Canada - 3.9%
	Canadian National Railway Company (Railroads)	1,583,200	71,781
*	Gildan Activewear, Inc. (Apparel and luxury goods)	368,900	17,459
	Manulife Financial Corp. (Life and health insurance)	1,006,700	63,186
*	Research in Motion Ltd. (Wireless telecommunication)	322,900	27,358
	Ritchie Brothers Auctioneers, Inc. (Buisness services)+	276,400	13,682
	Shoppers Drug Mart Corp. (Retail trade)	356,700	13,584

			207,050

	Total Common Stock — 94.4% (cost $3,674,147)		5,067,552

	Preferred Stock

	Brazil - 1.1%
	Banco Itau Holding (Banking)	769,200	22,937
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	1,776,700	35,320

			58,257

	Total Preferred Stock - 1.1% (cost $34,836)		58,257

	Investments in Rights

	Austria - 0.2%
	Erste Bank (Banking)	191,092	11,122

	France - 0.1%
	BNP Paribas (Banking)	57,030	5,280
	Vinci S.A. (Construction)	408,200	876

			6,156

	Total Investment in Rights - 0.3% (cost $14,925)		17,278

	Investment in Affiliate
	William Blair Ready Reserves Fund	34,476,547	34,477

	Total Investment in Affiliate - 0.6% (cost $34,477)

	Short-Term Investments
	American Express Demand Note, VRN 4.676% due 4/3/06	$92,970,000	92,970
	Prudential Funding Demand Note, VRN 4.805% due 4/3/06	94,734,000	94,734

	Total Short-term Investments - 3.5% (cost $187,704)		187,704

	Total Investments - 99.9% (cost $3,946,089)		5,365,268

	Cash and other assets, less liabilities - 0.1%		5,721

	Net assets - 100.0%		$5,370,989

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	25.8%
Consumer Discretionary	22.2%
Information Technology	13.2%
Industrials and Services	11.9%
Healthcare	9.8%
Energy	7.0%
Consumer Staples	5.5%
Materials	2.0%
Telecommunication Services	1.6%
Utilities	1.0%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	24.7%
Japanese Yen	22.7%
British Pound Sterling	9.8%
Swiss Franc	6.2%
United States Dollar	4.2%
Canadian Dollar	4.1%
South Korean Won	3.9%
Hong Kong Dollar	3.5%
Australian Dollar	3.5%
South African Rand	2.8%
Brazilian Real	2.6%
Taiwan Dollar	2.5%
Mexico Nuevo Peso	2.3%
Indian Rupee	1.9%
Swedish Krona	1.3%
All other currencies	4.0%

100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 41.0%

	Austria - 1.3%
	Erste Bank (Banking)	28,000	$1,649
*	Raiffeisen International Bank (Banking)	15,200	1,296

			2,945

	France - 10.3%
	BNP Paribas (Banking)	35,000	3,240
	Dassault Systems S.A. (Computer aided design)	21,900	1,251
	Essilor International (Health care supplies)	23,200	2,067
	Eurazeo (Diversified financial services)	9,500	1,144
	Hermes International SCA (Apparel and luxury goods)	8,700	2,197
	Iliad S.A. (Internet software and services)	6,500	548
	L'Oreal S.A. (Cosmetics)	71,500	6,288
	Sanofi-Aventis (Pharmaceuticals)	31,800	3,016
	Technip-Coflexip S.A. (Construction)	28,000	1,899
	Vinci S.A. (Construction)	23,500	2,313

			23,963

	Germany - 9.1%
	Bijou Brigitte (Fashion jewelry accessories)	2,000	572
	Celesio AG (Pharmaceuticals)	24,200	2,290
	Continental AG (Diversified manufacturing)	21,250	2,338
	E.ON AG (Energy)	31,800	3,494
*	Qiagen, NV. (Biomedical)	72,100	1,065
	SAP AG (Software)	31,200	6,767
	Siemens AG (Manufacturing)	49,300	4,599

			21,125

	Greece - 1.8%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	54,000	1,678
	EFG Eurobank (Banking)	31,300	1,205
	National Bank of Greece (Banking)	25,800	1,214

			4,097

	Ireland - 1.9%
	Anglo Irish Bank plc (Finance)	137,600	2,266
*	Ryanair-ADR (Air transport)	37,400	2,046

			4,312

	Italy - 2.1%
	Luxottica Group SpA (Apparel and luxury goods)	116,500	3,208
	Saipem SpA (Energy equipment and services)	68,800	1,590

			4,798

	Netherlands - 0.4%
*	Tomtom NV (Computer software)	25,800	912

	Norway - 1.6%
	Statoil ASA (Oil and gas)	132,700	3,802

	Spain - 2.0%
	Grupo Ferrovial S.A. (Industrial services)	14,900	1,204
*	Industria De Textile (Retail trade)	86,700	3,348

			4,552

	Sweden - 2.5%
*	Capio AB (Health care)	25,200	471
*	Ericsson LM (Wireless equipment)	1,259,100	4,765
*	Modern Times Group (Television)	13,800	649

			5,885

	Switzerland - 8.0%
*	EFG International (Commercial banking)	26,500	731
	Nobel Biocare Holding AG (Medical equipment and supplies)	4,540	1,011
	Phonak Holdings AG (Hearing technology)	13,500	769
	Roche Holdings AG (Health care)	42,900	6,374
	SGS S.A. (Industrials)	1,670	1,546
	Synthes, Inc. (Health care)	20,100	2,206
	UBS AG (Banking)	53,900	5,922

			18,559

	Japan - 18.8%
	Aeon Credit Service Co., Ltd. (Consumer finance)	32,600	987
	Aeon Mall Co., Ltd. (Real estate)	23,900	1,192
*	Chiyoda Corporation (Construction )	50,000	1,166
	Denso Corporation (Auto parts manufacturing)	109,400	4,324
	Honeys Company, Ltd. (Retail)	15,200	807
	Hoya Corporation (Electronic technology)	83,900	3,378
*	K.K. DaVinci Advisors (Consulting services)	334	455
	Keyence Corporation (Electronic technology)	9,680	2,513
	MISUMI Group, Inc. (Metal production)	31,800	704
	Mitsubishi Tokyo Financial (Financial services)	371	5,642
	Neomax Co., Ltd. (Electronic equipment and instruments)	13,000	394
	Nitto Denko Corporation (Electronic technology)	23,200	1,968
	Orix Corporation (Consumer finance)	21,200	6,585
	Point Inc. Ltd. (Apparel and footwear retail)	9,700	698
	Ryohin Keikaku Co. Ltd. (Retail stores)	9,200	772
	Sharp Corporation (Electronics)	232,400	4,113
	Shimamura Company Ltd. (Retail stores)	7,000	813
	Sundrug Co., Ltd. (Drug stores)	2,500	66
	Toyota Motor Corporation (Automobiles)	85,200	4,639
	United Arrows Ltd. (Retail)	24,400	664
	Yamada Denki Co., Ltd. (Retail trade)	14,100	1,631

			43,511

	United Kingdom - 12.1%
	BG Group plc (Industrial services)	511,900	6,395
*	Cairn Energy plc (Petroleum refining)	27,400	1,010
	Capita Group plc (Commercial services)	57,100	455
	Carphone Warehouse Group plc (Consumer electronics)	172,400	925
	HBOS plc (Commercial banking)	324,500	5,412
	Northern Rock plc (Commercial banking)	137,900	2,831
	Reckitt Benckiser plc (Household products)	79,600	2,795
	Rolls-Royce Group plc (Aerospace)	144,900	1,151
	Standard Chartered plc (Banking)	106,100	2,636
	Tesco plc (Food retailer)	796,100	4,560

			28,170

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)

	Emerging Asia - 5.8%

	China - 1.0%
*	China Life Insurance Co. (Life/Health insurance)	788,000	$999
*	Foxconn International (Manufacturing services)	675,000	1,264

			2,263

	India - 1.7%
	Bharat Heavy Electricals Ltd. (Supply equipment)	18,500	931
*	Bharti Tele-Ventures (Wireless telecommunication services)	96,673	895
	HDFC Bank (Banking)	74,400	1,289
	Housing Development Finance Corp. (Financial services)	28,600	860

			3,975

	Malaysia - 0.3%
	Bumiputra Commerce Holdings Bhd (Banking)	407,700	697

	South Korea - 2.1%
	Hyundai Motor Company (Automobiles)	12,840	1,077
*	Kookmin Bank (Banking)	14,280	1,224
	Samsung Electronics Co. (Semiconductors)	2,480	1,601
	Shinsegae Co., Ltd. (Retail)	1,900	866

			4,768

	Taiwan - 0.7%
	Hon Hai Precision Industry Corp. (Computers)	259,931	1,605

	Asia - 4.2%

	Australia -2.0%
	BHP Billiton Ltd. (Diversified resources)	125,700	2,499
	Macquarie Bank Ltd. (Financial services)	40,500	1,870
	Sigma Company, Ltd. (Medical distributors)	190,207	360

			4,729

	Hong Kong - 1.2%
	Esprit Holdings Ltd. (Apparel, footwear and retail)	143,000	1,111
	Li & Fung Ltd. (Distributions)	696,000	1,568

			2,679

	Singapore - 1.0%
	Capitaland, Ltd. (Real estate operations)	779,000	2,333

	Canada - 4.9%
	Canadian National Railway Co. (Railroads)	119,600	5,423
	Manulife Financial Corporation (Life and health insurance)	55,000	3,452
*	Research in Motion Ltd. (Wireless telecommunication)	20,200	1,712
	Shoppers Drug Mart Corporation (Retail trade)	24,800	944

			11,531

	Emerging Europe, Mid-East, Africa - 2.9%

	Isreal - 1.2%
	Teva Pharmaceutical Industries Ltd. - ADR (Health care)	65,700	2,705

	South Africa - 1.7%
*	MTN Group Limited (Wireless telecommunications)	104,500	1,044
	Naspers Ltd. (Media)	54,000	1,104
	Sasol ASA (Energy)	49,899	1,895

			4,043

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Emerging Latin America - 2.6%

	Brazil - 0.7%
	Companhia de Concessoes Rodoviarias (Public thoroughfares)	58,300	546
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	17,800	477
*	Natura Cosmeticos S.A. (Cosmetics)	48,500	578

			1,601

	Columbia - 0.4%
	Bancolumbia S.A. -ADR (Banking)	26,500	925

	Mexico - 1.5%
	America Movil S.A. (Communications)	817,400	1,394
	Walmart de Mexico (Retail trade)	775,900	2,050

			3,444

	Total Common Stock - 92.3% (cost $183,511)		213,929

	Preferred Stocks

	Brazil - 1.5%
	Banco Itau S.A. (Banking)	47,200	1,407
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	104,000	2,068

			3,475

	Total Preferred Stocks - 1.5% (cost $2,667)		3,475

	Investments in Rights

	Austria - 0.2%
	Erste Bank (Banking)	8,132	473

	France - 0.1%
	BNP Paribas (Banking)	3,470	321
	Vinci S.A. (Construction)	23,500	51

			372

	Total Investments in Rights - 0.3% (cost $716)		845

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,402,675	1,403

	Total Investment in Affiliate - 0.6% (cost $1,403)		1,403

	Short-Term Investments
	American Express Demand Note, VRN, 4.676%, due 4/03/06	$3,118,000	3,118
	Prudential Funding Demand Note, VRN, 4.805%, due 4/03/06	$9,861,000	9,861

	Total Short-Term Investments - 5.6% (cost $12,979)		12,979

	Total Investments - 100.3% (cost $201,276)		232,631

	Liabilities plus cash and other assets - (0.3%)		(812)

	Net assets - 100.0%		$231,819

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	30.1%
Consumer Discretionary	16.1%
Information Technology	13.3%
Healthcare	10.2%
Energy	10.1%
Industrials and Services	7.4%
Consumer Staples	7.3%
Materials	2.1%
Telecommunication Services	1.8%
Utilities	1.6%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	30.0%
Japanese Yen	19.9%
British Pound Sterling	12.9%
Swiss Franc	8.5%
Canadian Dollar	5.3%
United States Dollar	2.8%
Swedish Krona	2.7%
Hong Kong Dollar	2.3%
South Korean Won	2.2%
Australian Dollar	2.2%
Brazilian Real	2.1%
South African Rand	1.9%
Indian Rupee	1.8%
Norwegian Krone	1.7%
Mexico Nuevo Peso	1.6%
Singapore Dollar	1.1%
Taiwan Dollar	0.7%
Malaysian Ringgit	0.3%

100.0%

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks -Europe - 37.2%

	France - 8.0%
	April Group S.A. (Insurance brokers)	20,700	$1,053
	Iliad S.A. (Internet software and services)	14,850	1,251
	Klepierre (Real estate)	8,450	1,053
*	Nexity (Real estate management)	17,650	1,212
*	Orpea (Hospital and nursing management)	5,300	347
	Zodiac S.A. (Aerospace and defense)	16,900	1,094

			6,010

	Germany - 10.8%
	Bijou Brigitte (Fashion jewelry accessories)	2,700	772
*	CTS Eventim (Leisure and recreation products)	34,300	1,157
	GFK AG (Commercial services)	25,900	1,130
*	Q-Cells AG (Alternative energy sources)	11,500	1,069
*	Qiagen NV (Biomedical)	64,900	959
	Rational AG (Business equipment)	4,800	781
	Solarworld AG (Alternative energy sources)	4,150	1,089
	Stada Arzneimittel AG (Pharmaceuticals)	26,400	1,139

			8,096

	Greece - 1.1%
	Bank of Piraeus (Banking)	26,200	793

	Ireland - 3.5%
	IAWS Group plc (Food distribution)	30,200	524
	Kingspan Group plc (Construction)	71,200	1,088
	United Drug plc (Pharmaceuticals)	216,000	984

			2,596

	Italy - 5.0%
	Amplifon SpA (Retail)	8,580	749
	Azimut Holdings SpA (Investment management services)	67,800	846
	Credito Emiliano SpA (Banking)	51,900	713
	Pirelli & C Real Estate SpA (Real estate development)	5,200	353
	Tod’s SpA (Footwear apparel)	14,300	1,103

			3,764

	Luxembourg - 0.6%
*	Transcom Worldwide S.A. (E-services and consulting)	36,800	414

	Netherlands - 1.0%
*	Tomtom NV (Computer software)	20,200	714

	Sweden - 3.8%
*	Capio AB (Health care)	55,200	1,032
	HIQ International AB (Computer services)	52,000	308
*	Modern Times Group (Television)	15,500	729
*	Tradedoubler AB (E-services and consulting)	39,300	746

			2,815

	Switzerland - 3.4%
*	EFG International (Banking)	39,850	1,099
	Phonak Holdings AG (Hearing technology)	26,000	1,480

			2,579

	Japan - 24.5%
	Aeon Credit Service Co., Ltd. (Consumer finance)	37,200	1,126
	Aeon Mall Co., Ltd. (Real estate)	30,000	1,497
*	Chiyoda Corp. (Construction)	50,000	1,166
	Honeys Company, Ltd. (Luxury goods)	23,600	1,253
	ITO EN, Ltd. (Beverages)	21,900	767
*	K.K. DaVinci Advisors (Consulting services)	860	1,171
	MISUMI Group, Inc. (Metal production)	48,800	1,081
	Nakanishi Inc. (Medical specialties)	10,900	1,110
	Neomax Co., Ltd. (Electronic equipment and instruments)	12,000	364
	Nitori Company Ltd. (Specialty stores)	21,550	1,120
	Park 24 Co., Ltd. (Commercial services)	9,600	328
	Point Inc. Ltd. (Apparel and footwear retail)	14,600	1,050
	Ryohin Keikaku Co. Ltd. (Retail stores)	19,200	1,611
	Shimamura Company Ltd. (Retail stores)	8,900	1,034
	Sparx Asset Management Co. Ltd. (Financial)	1,010	1,296
	Sundrug Co., Ltd. (Drug stores)	4,800	127
	Suruga Bank (Banking)	83,000	1,121
	United Arrows, Ltd (Specialty retail)	39,600	1,078

			18,300

	United Kingdom - 11.9%
	Accident Exchange Group plc (Auto rental)	42,100	311
*	Burren Energy plc (Energy)	59,800	990
*	Cairn Energy plc (Petroleum refining)	29,500	1,087
	Capita Group plc (Commercial services)	43,100	343
	Carphone Warehouse Group plc (Consumer electronics)	208,100	1,116
*	Ceres Power Holdings plc (Alternative energy sources)	125,000	614
	Mears Group plc (Building maintenance and services)	131,800	749
*	Michael Page International (Personnel services)	195,400	1,155
	Tullow Oil plc (Oil, gas drilling and exploration)	189,900	1,118
	Ultra Electronic Holdings plc (Electronic products)	37,400	693
	VT Group plc (Shipbuilding)	96,300	754

			8,930

	Issuer	Shares or Principal Amount	Value
	Emerging Asia - 5.9%

	China - 2.1%
*	Focus Media Holdings - ADR (Advertising sales)	6,600	$383
	Li Ning Co. Ltd. (Leisure equipment and products)	402,873	386
	Ports Design Limited (Apparel and luxury goods)	249,500	366
*	Suntech Power Holdings Co. Ltd - ADR (Alternative energy sources)	9,700	359
*	Wumart Stores, Inc., Class “H” (Retail)	26,000	90

			1,584

	India - 1.8%
	Bharat Forge Ltd. (Metal processors)	68,800	688
	HDFC Bank - ADR (Banking)	12,700	692

			1,380

	Malaysia - 0.5%
	Transmile Group Bhd (Airport development and maintenance)	102,100	352

	South Korea - 1.5%
	Hana Tour Service Inc. (Travel services)	4,800	370
*	NHN Corporation (Internet software and services)	2,500	769

			1,139

	Emerging Latin America - 5.1%

	Brazil - 2.7%
*	Diagnosticos Da America S.A. (Health care services)	31,200	803
*	Natura Cosmeticos S.A. (Cosmetics)	63,000	750
*	Submarino S.A.(E-commerce)	17,000	427

			1,980

	Chile - 1.0%
	Cencosud S.A. -ADR 144A (Retail stores)	18,700	716

	Mexico - 1.4%
*	Urbi Desarrollos Urbanos S.A. (Household durables)	138,600	1,054

	Asia - 6.1%

	Australia - 2.9%
	Billabong International, Ltd. (Apparel and luxury goods)	64,900	705
	Sigma Company, Ltd. (Medical distributors)	376,700	713
	WorleyParsons, Ltd. (Engineering)	55,900	752

			2,170

	New Zeland - 0.5%
*	Pumpkin Patch, Ltd. (Retail apparel)	141,900	353

	Singapore - 2.7%
	Goodpack Ltd. (Air freight and logistics)	404,000	467
	Osim International Ltd. (Consumer sundries)	597,000	721
	Raffles Education Corp. Ltd. (Schools)	595,000	847

			2,035

	Emerging Europe, Mid-East, Africa - 2.0%

	Czech Republic - 1.0%
*	Central European Media Enterprises Ltd., Class “A” (Television) +	11,300	775

	South Africa - 1.0%
	Aspen Pharmacare (Pharmaceuticals)	106,200	746

	Canada - 1.3%
*	FirstService Corp. (Diversified commercial services) +	12,700	312
*	Gildan Activewear, Inc. (Apparel and luxury goods)	7,100	336
	Ritchie Brothers Auctioneers, Inc. (Business services) +	7,000	347

			995

	Total Common Stock – 94.0% (cost $59,609)		70,291

	Investment in Affiliate
	William Blair Ready Reserves Fund	568,315	568

	Total Investment in Affiliate - 0.8% (cost $568)

	Short-Term Investments
	American Express Demand Note, VRN 4.676% due 4/3/06	$310,000	310
	Prudential Funding Demand Note, VRN 4.805% due 4/3/06	$1,960,000	1,960

	Total Short-term Investments - 3.0% (cost $2,270)		2,270

	Total Investments - 97.8% (cost $62,447)		73,129
	Cash and other assets, less liabilities - 2.2%		1,645

	Net assets - 100.0%		$74,774

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	25.1%
Industrials and Services	21.3%
Financials	19.9%
Healthcare	13.2%
Energy	6.1%
Information Technology	5.7%
Consumer Staples	5.3%
Telecommunication Services	1.8%
Utilities	0.9%
Materials	0.7%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	31.3%
Japanese Yen	26.0%
British Pound Sterling	12.7%
United States Dollar	5.1%
Swedish Krona	4.6%
Swiss Franc	3.7%
Australian Dollar	3.1%
Signapore Dollar	2.9%
Brazilian Real	2.8%
South Korean Won	1.6%
Mexcian Neuvo Peso	1.5%
Hong Kong Dollar	1.2%
South African Rand	1.1%
All other currencies	2.4%

100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks -Emerging Asia - 46.7%

	China - 13.8%
*	China Life Insurance Co. (Life/Health Insurance)	5,633,100	$7,142
	China Mengniu Dairy Co. Ltd. (Food products)	4,191,000	4,666
	China Vanke Company Ltd. (Real estate operations/development)	1,754,250	2,022
	Ctrip.com International Ltd. - ADR (Hotels, restaurants, and leisure)	23,700	1,960
*	Focus Media Holding Ltd. - ADR (Advertising sales)	27,600	1,601
*	Foxconn International (Manufacturing services)	2,443,000	4,574
	Fu Ji Food and Catering Services Holdings Ltd (Hotels, restaurants, and leisure)	821,000	1,692
*	Lee and Man Paper Manufacturing Ltd. (Paper and related products)	3,608,000	4,856
	Li Ning Co. Ltd (Leisure equipment and products)	1,596,000	1,529
*	Parkson Retail Group Ltd. (Retail stores)	1,612,400	4,883
	Ports Design Ltd. (Apparel and luxury goods)	1,126,500	1,653
*	Suntech Power Holdings Co. Ltd - ADR (Alternate energy sources)	84,100	3,111
*	Wumart Stores, Inc., Class “H” (Retail stores)	870,000	3,025

			42,714

	India - 12.9%
	Bharat Forge Ltd. (Metal processors)	312,600	3,124
	Bharat Heavy Electricals, Ltd. (Power conversion equipment)	94,400	4,752
	Bharti Airtel Ltd. (Wireless telecommunication services)	871,400	8,070
*	HDFC Bank (Banking)	183,500	3,180
	Housing Development Finance Corp. (Financial services)	148,900	4,475
	Infosys Technologies, Ltd. (Consulting and software services)	112,400	7,569
*	Maruti Udyog Ltd. (Automobiles)	292,800	5,754
*	Suzlon Energy Ltd. (Power conversion equipment)	104,600	3,068

			39,992

	Malaysia - 2.9%
	Bumiputra Commerce Holding Bhd (Banking)	3,466,700	5,927
	Transmile Group Bhd (Airport development and maintenance)	910,900	3,143

			9,070

	South Korea - 10.4%
	Hana Tour Service (Travel service)	43,300	3,337
	Hyundai Motor Co. Ltd. (Automobiles)	67,800	5,685
*	Kookmin Bank (Banking)	76,400	6,548
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	87,100	3,109
*	NHN Corporation (Internet software and services)	10,400	3,198
	Samsung Electronics Co. (Semiconductors)	9,090	5,869
	Shinsegae Co. Ltd. (Discount retail)	9,900	4,512

			32,258

	Taiwan - 6.7%
	Hon Hai Precision Industry (Computers)	1,422,107	8,783
*	Himax Technologies, Inc. - ADR (Semiconductors)	327,700	2,867
*	Mediatek Inc. (Semiconductors and equipment)	792,400	9,160

			20,810

	Emerging Europe, Mid-East, Africa - 23.3%

	Czech Republic - 0.9%
*	Central European Media Enterprises Ltd., Class "A" (Television)+	41,100	2,820

	Hungary - 2.0%
	Richter Gedeon Rt. (Pharmaceuticals)	30,600	6,154

	Israel - 2.8%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	210,900	8,685

	Romania -0.5%
	BRD-Groupe Societe Generale (Banking)	240,800	1,411

	Russia - 2.2%
*	Novatek OAO - GDR 144A (Oil, gas drilling, and exploration)	180,200	6,938

	South Africa - 12.5%
	African Bank Investments (Banking)	1,275,200	6,247
	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	427,700	3,005
*	MTN Group Ltd. (Telecommunication services)	573,300	5,725
	Naspers Ltd. (Media)	291,090	5,951
	Sasol Ltd. (Oil company)	242,400	9,207
	Standard Bank Group Ltd. (Banking)	640,300	8,822

			38,957

	Turkey - 2.4%
*	Bim Birlesik Magazalar A.S. (Retail Stores)	90,700	2,888
*	Turkiye Garanti Bankasi A.S. (Banking)	1,219,800	4,546

			7,434

	Emerging Latin America - 21.1%

	Brazil - 6.8%
	Cia de Concessoes Rodoviarias (Public thoroughfares)	301,500	2,823
	Cyrela Brazil Realty S.A. (Real estate operations/development)	187,000	3,334
*	Diagnosticos da America S.A. (Health care services)	126,800	3,265
	Gol Linhas Aereas Int S.P - ADR (Air transport)	87,800	2,353
	Lojas Renner S.A. (Retail-apparel)	26,900	1,467
*	Natura Cosmeticos S.A. (Cosmetics)	276,000	3,287
*	Submarino S.A. (Internet and catalog retail)	118,000	2,961
*	Totvs S.A. (Computer software)	92,200	1,522

			21,012

	Chile - 3.5%
	Banco Santander SP - ADR (Banking)	66,300	2,891
	Cencosud S.A. -ADR 144A (Retail stores)	121,000	4,631
	S.A.C.I. Falabella S.A. (Retail stores)	1,086,500	3,329

			10,851

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks - Emerging Latin America - 21.1%-(continued)

	Columbia - 1.5%
	Bancolombia S.A. - ADR (Banking)	133,900	$4,673

	Mexico - 8.9%
	America Movil S.A. (Communications)	2,475,500	4,222
*	Corporacion Geo Sa De Cv (Real estate)	1,562,900	5,885
*	Grupo Aeropuertario Del ADR (Airport development and maintenance)	141,700	4,527
*	Grupo Aeropuertario Del-B (Airport development and maintenance)	33,000	105
*	Urbi Desarrollos Urbanos S.A. (Household durables)	749,700	5,701
	Walmart de Mexico (Retail trade)	2,749,900	7,266

			27,706

	Panama - 0.4%
*	Copa Holdings S.A., Class “A” (Airlines)+	61,600	1,408

	Total Common Stock - 91.1% (cost $231,549)		282,893

	Preferred Stock

	Brazil - 3.2%
	Banco Itau Holding (Banking)	141,300	4,213
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	291,000	5,785

	Total Preferred Stock - 3.2% (cost $7,054)		9,998

	Investment in Affiliate
	William Blair Ready Reserves Fund	744,609	745

	Total Investment in Affiliate - 0.3% (cost $745)		745

	Short-Term Investments
	American Express Demand Note, VRN 4.676% due 4/3/06	$7,325,000	7,325
	Prudential Funding Demand Note, VRN 4.805% due 4/3/06	$7,710,000	7,710

	Total Short-Term Investments - 4.9% (cost $15,035)		15,035

	Total Investments - 99.5% (cost $254,383)		308,671

	Cash and other assets, less liabilities - 0.5%		1,706

	Net assets - 100.0%		$310,377

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed Foreign Security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands)

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	22.8%
Finance	22.3%
Information Technology	14.9%
Industrials	10.7%
Energy	8.5%
Health Care	6.2%
Consumer Staples	5.8%
Telecommunication Services	4.7%
Materials	3.1%
Utilities	1.0%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

United States Dollar	16.6%
Indian Rupee	13.7%
South African Rand	13.3%
Hong Kong Dollar	12.3%
South Korean Won	11.0%
Brazilian Real	9.8%
Mexico Nuevo Peso	7.9%
Taiwan Dollar	6.1%
Malaysian Ringgit	3.1%
Turkish Lira	2.5%
Hungarian Forint	2.1%
Chilean Peso	1.1%
Romanian Leu	0.5%

100.0%

See accompanying Notes to Portfolio of Investments.

Value Discovery Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Financials - 25.5%
*	AmericanWest Bancorporation	35,255	$933
	Argonaut Group, Inc.	22,190	789
	Astoria Financial Corporation	36,850	1,141
	Cogdell Spencer, Inc.	33,390	712
	Comercial Capital Bancorp	36,170	509
*	Community Bancorp	9,295	288
	Donegal Group, Inc., Class “A”	30,371	792
	Equity Inns, Inc.	72,064	1,167
	First Midwest Bancorp Incorporated	18,185	665
*	Franklin Bank Corporation	30,405	585
*	Jones Lang LaSalle, Inc.	16,900	1,293
*	Meadowbrook Insurance Group, Inc.	116,980	819
	Midwest Banc Holdings, Inc.	48,282	1,252
*	Quanta Capital Holdings +	131,655	395
*	Seabright Insurance Holdings, Inc.	56,528	985
*	Western Alliance Bancorp	9,605	357
	Winston Hotels, Inc.	70,825	805

			13,487

	Industrials - 17.0%
*	Coinstar, Inc.	29,895	774
*	Esco Technologies, Inc.	17,375	880
	G & K Services, Inc.	12,500	532
	General Cable Corporation	28,945	878
*	Genlyte Group, Inc.	15,135	1,031
	Kennametal, Inc.	13,575	830
*	SCS Transportation, Inc.	21,010	612
*	Tal International Group, Inc.	28,810	695
*	Teletech Holdings, Inc.	67,115	746
	Toro Company	25,990	1,241
	Watsco, Inc.	11,165	793

			9,012

	Information Technology - 15.3%
*	Anixter International, Inc.	22,700	1,085
*	Bisys Group, Inc.	98,365	1,326
*	Entegris, Inc.	82,860	882
*	LTX Corporation	84,725	457
*	Mastec Incorporated	56,970	807
*	Parametric Technology Corporation	43,770	715
*	Plantronics, Inc.	15,240	540
*	Semitool, Inc.	55,309	629
*	Sybase, Inc.	52,795	1,115
*	Tier Technologies, Inc., Class “B”	64,641	520

			8,076

	Consumer Discretionary - 13.8%
*	Aeropostale, Inc.	17,720	535
	BorgWarner, Inc.	18,425	1,106
*	Casual Male Retail Group, Inc.	53,710	523
	Interface Incorporated, Class “A”	56,905	786
*	Navigant International, Inc.	66,640	818
	Polaris Industries, Inc.	9,760	533
*	Rent A Center, Inc.	24,670	631
*	Restoration Hardware, Inc.	91,054	518
	Ruby Tuesday, Inc.	30,675	984
	Wolverine World Wide, Inc.	39,055	864

			7,298

	Health Care - 7.8%
*	CNS, Inc.	29,915	644
*	Encore Medical Corporation	207,185	1,061
*	Magellan Health Services	22,700	919
*	Pediatrix Medical Group	6,830	701
	Vital Signs, Inc.	14,930	820

			4,145

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Consumer Staples - 5.6%
*	BJ’s Wholesale Club, Inc.	16,255	$512
*	Hain Celestial Group, Inc.	20,323	532
	Longs Drug Stores Corporation	11,415	528
	Nu Skin Enterprises, Inc., Class “A”	29,915	525
*	Playtex Products, Inc.	82,655	866

			2,963

	Energy - 5.4%
*	Forest Oil Corporation	16,545	615
*	Grey Wolf, Inc.	72,310	538
*	KCS Energy, Inc.	22,600	588
	St. Mary Land & Exploration Company	14,555	594
*	Toreador Resources Corporation	17,710	551

			2,886

	Materials - 4.8%
	Arch Chemicals, Inc.	17,370	528
	Silgan Holdings, Inc.	23,990	964
	Spartech Corporation	43,120	1,035

			2,527

	Utilities - 1.6%
	Northwest Natural Gas Company	9,605	341
	South Jersey Industries, Inc.	19,515	532

			873

	Total Common Stock - 96.8% (cost $40,717)		51,267

	Exchange Traded Fund
	ishares, Russell 2000 Value	18,415	1,376

	Total Exchange Traded Fund - 2.6% (Cost $1,340)		1,376

	Investment in Affiliate
	William Blair Ready Reserves Fund	100,811	101

	Total Investment in Affiliate - 0.2% (cost $101)		101

	Short-Term Investment
	Prudential Funding Demand Note, VRN 4.805% due 4/3/06	$100,000	100

	Total Short-Term Investment - 0.2% (cost $100)		100

	Total Investments - 99.8% (cost $42,258)		52,844
	Cash and other assets, less liabilties - 0.2%		96

	Net assets - 100.0%		$52,940

*	Non-income producing

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, March 31, 2006 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 49.3%

U.S. Treasury - 6.3%
U.S. Treasury Note, 6.500%, due 2/15/10	$12,940	$13,690
U.S. Treasury Note, 4.750%, due 5/15/14	5,550	5,502

Total U.S. Treasury Obligations	18,490	19,192

Government National Mortgage Association (GNMA)- 2.0%
#780405, 9.500%, due 11/15/17	773	833
#589335, 6.500%, due 10/15/22	2,278	2,355
#357322, 7.000%, due 9/15/23	198	206
#616250, 6.000%, due 2/15/24	1,754	1,778
#2002-48, Tranche 0B, 6.000%, due 5/16/30	1,063	1,066

Total Government National Mortage Association	6,066	6,238

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3, 0.821%, due 11/01/08 (Interest Only) WAC	—	33

Federal Home Loan Mortgage Corp. (FHLMC) - 18.0%
#1417, Tranche SA, 13.657%, due 11/15/07, VRN	670	678
#G10067, 7.000%, due 1/1/08	339	342
#G10147, 8.500%, due 2/1/08	64	65
#1601, Tranche PJ, 6.000%, due 10/15/08, VRN	1,319	1,324
#1612, Tranche SE, 8.100%, due 11/15/08, VRN	642	657
#G90028, 7.000%, due 5/17/09	392	396
#E80050, 6.000%, due 10/1/09	676	682
#G90019, 7.500%, due 12/17/09	473	481
7.000%, due 3/15/10	5,950	6,341
#E65418, 7.000%, due 8/1/10	313	316
#G10457, 7.000%, due 2/1/11	519	534
#E00436, 7.000%, due 6/1/11	486	501
#G10708, 6.500%, due 8/1/12	298	304
#E91999, 5.000%, due 10/1/12	1,185	1,164
#G11218, 7.000%, due 10/1/12	142	146
#E96147, 5.000%, due 5/1/13	1,618	1,590
#E95846, 4.500%, due 5/1/13	1,359	1,309
#G10839, 5.500%, due 10/1/13	1,439	1,433
#E72924, 7.000%, due 10/1/13	1,286	1,324
#E00639, 5.000%, due 3/1/14	1,932	1,900
#J02572, 7.500%, due 6/1/14	2,225	2,317
#E81697, 8.000%, due 5/1/15	2,661	2,824
#E81908, 8.500%, due 12/1/15	157	166
#G11688, 7.000%, due 2/1/16	946	973
#J02184, 8.000%, due 4/1/16	2,163	2,292
#G90022, 8.000%, due 9/17/16	749	792
#G11702, 7.500%, due 12/1/16	919	959
#G11486, 7.500%, due 4/1/17	1,087	1,134
#E90398, 7.000%, due 5/1/17	1,375	1,414
#M30028, 5.500%, due 5/1/17	412	413
#G11549, 7.000%, due 7/1/17	978	1,006
#G90027, 6.000%, due 11/17/17	1,615	1,636
#G11756, 7.000%, due 12/1/17	1,740	1,791
#G30254, 6.500%, due 5/1/19	2,966	3,046
#G30255, 7.000%, due 7/1/21	1,066	1,100
#G30268, 7.000%, due 7/1/21	2,206	2,276
#G30239, 7.000%, due 8/1/21	1,844	1,903
#C67537, 9.500%, due 8/1/21	229	247
#G30243, 6.000%, due 12/1/21	2,047	2,063

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC) - (continued)
#D95621, 6.500%, due 7/1/22	$3,704	$3,794
#A45790, 7.500%, due 5/1/35	1,155	1,207

Total FHLMC Mortgage Obligations	53,346	54,840

Federal National Mortgage Association (FNMA) - 23.0%
#545560, 8.000%, due 5/1/07	315	320
#1992-192, Tranche SC, 8.641%, due 11/25/07, VRN	292	292
#93-196, Tranche SA, 13.573%, due 10/25/08, VRN	481	514
#1993-221, Tranche SG, 4.720%, due 12/25/08, VRN	362	354
#765396, 5.500%, due 1/1/09	311	310
#695512, 8.000%, due 9/1/10	473	489
#725479, 8.500%, due 10/1/10	895	922
#255056, 5.000%, due 12/1/10	2,013	1,991
6.250%, due 2/1/11	6,775	7,027
#313816, 6.000%, due 4/1/11	596	603
#577393, 10.000%, due 6/1/11	276	295
#577395, 10.000%, due 8/1/11	952	1,018
#254705, 5.500%, due 2/1/13	1,957	1,952
#254788, 6.500%, due 4/1/13	686	703
#725315, 8.000%, due 5/1/13	873	920
#190539, 6.000%, due 1/1/14	511	515
#806463, 7.000%, due 3/1/14	902	927
#593561, 9.500%, due 8/1/14	451	485
#567027, 7.000%, due 9/1/14	2,002	2,059
#567026, 6.500%, due 10/1/14	1,880	1,924
#458124, 7.000%, due 12/15/14	539	556
#598453, 7.000%, due 6/1/15	639	652
#576554, 8.000%, due 1/1/16	1,833	1,949
#576553, 8.000%, due 2/1/16	2,899	3,079
#555747, 8.000%, due 5/1/16	647	681
#735569, 8.000%, due 10/1/16	3,229	3,401
#725410, 7.500%, due 4/1/17	1,470	1,532
#643217, 6.500%, due 6/1/17	430	440
#682075, 5.500%, due 11/1/17	1,271	1,265
#662925, 6.000%, due 12/1/17	1,723	1,754
#251960, 6.000%, due 9/1/18	731	736
#740847, 6.000%, due 10/1/18	1,596	1,618
#852864, 7.000%, due 7/1/20	3,968	4,079
#458147, 10.000%, due 8/15/20	1,186	1,311
#835563, 7.000%, due 10/1/20	1,515	1,573
#735367, 6.000%, due 3/1/22	2,925	2,945
#735574, 8.000%, due 3/1/22	1,213	1,294
#735104, 7.000%, due 5/1/22	3,003	3,104
#725927, 7.000%, due 8/1/22	2,438	2,519
#735137, 6.500%, due 11/1/22	1,574	1,618
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN	11	15
#254797, 5.000%, due 6/1/23	2,775	2,671
#806458, 8.000%, due 6/1/28	1,683	1,791
#880155, 8.500%, due 7/1/29	2,453	2,637
#797846, 7.000%, due 3/1/32	2,341	2,409
#654674, 6.500%, due 9/1/32	367	376
#733897, 6.500%, due 12/1/32	646	670

Total FNMA Mortgage Obligations	68,108	70,295

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, March 31, 2006 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 25.6%
Security National Mortgage Loan Trust, 2002-2, Tranche M2,
6.460%, due 8/25/08	A+	$1,472	$1,474
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	1,853	1,769
ABFS, 2002-2, Tranche A6,
5.850%, due 3/15/19	AAA	1,407	1,399
RALI, 2004-QS16, Tranche 2M1,
5.000%, due 12/25/19	AA	1,742	1,665
RALI, 2004-QS16, Tranche 2M3,
5.000%, due 12/25/19	BBB	295	271
RALI, 2005-QS14, Tranche 1M1,
5.250%, due 9/25/20	AA	1,018	980
RALI, 2005-QS14, Tranche 1M2,
5.250%, due 9/25/20	A	320	302
RALI, 2006-QS2, Tranche 11M1,
5.500%, due 2/25/21	AA	1,121	1,090
RALI, 2006-QS2, Tranche 11M2,
5.500%, due 2/25/21	A	524	499
First Plus, 1997-4, Tranche M2,
7.830%, due 9/11/23	A	489	488
First Plus, 1997-4, Tranche A8,
7.810%, due 9/11/23	AAA	321	320
First Plus, 1998-2, Tranche M2,
8.010%, due 5/10/24	A2	298	297
First Plus, 1998-3, Tranche M2,
7.920%, due 5/10/24, VRN	A2	111	111
Bear Stearns ABS, 2001-A, Tranche M1,
7.540%, due 2/15/31	A	2,367	2,388
Delta Funding Home Equity Loan Trust, 2000-4, Tranche M1,
7.150%, due 2/15/31	AA	3,000	3,006
Structured Asset Securities Corp., 2005-SC1, Tranche 1A2,
9.600%, due 5/25/31, VRN*	AAA	3,007	3,154
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	1,216	1,230
IMSA, 2001-5, Tranche M1
7.250%, due 8/25/31	AAA	2,222	2,216
Conseco Finance, 2001-B, Tranche 1M1
7.272%, due 6/15/32	AA	1,040	1,049
Credit Suisse First Boston, 2002-22, Tranche 2M2
6.500%, due 6/25/32	A	3,041	3,035
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,
6.750%, due 06/25/32*	A	1,600	1,553
Structured Assets Security Corporation, 2002-13, Tranche B1,
6.750%, due 7/25/32, VRN	AAA	2,512	2,520
Structured Assets Security Corporation, 2002-17, Tranche B3,
6.083%, due 9/25/32, VRN	A	1,898	1,879
LSSCO, 2004-2, Tranche M1,
6.030%, due 2/28/33, VRN*	AA	1,498	1,499
LSSCO, 2004-2, Tranche M2,
6.030%, due 2/28/33, VRN*	A	1,148	1,139
Ameriquest Mortgage Securities, 2003-5, Tranche M3,
6.009%, due 4/25/33	A+	3,385	3,373
ABFS, 2002-2, Tranche A-7,
5.215%, due 7/15/33, VRN	AAA	196	192
ABFS, 2002-3, Tranche M1,
5.402%, due 9/15/33, VRN	AA	1,500	1,489
Structured Asset Securities Corp., 2003-28XS, Tranche M3,
6.500%, due 9/25/33	Baa1	3,020	3,006
Residential Asset Mortgage Products, 2003-RS9, Tranche MI1,
5.800%, due 10/25/33	AA	310	307
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,
6.300%, due 10/25/33	A	2,200	2,188
ACE, 2004-SD1, Tranche M3
7.570%, due 11/25/33, VRN	BBB	2,099	2,036
Residential Asset Mortgage Products, 2003-RS11, Tranche MI1,
5.597%, due 12/25/33	AA	2,400	2,386
Deutsche Mortgage Securities, Inc., 2004-2, Tranche M1
5.090%, due 1/25/34	AA	2,055	2,007
GRP Real Estate Asset Trust, 2004-2, Tranche A,
4.210%, due 7/25/34*	A	916	914
FHASI, 2004-AR4, Tranche 3A1
4.594%, due 8/25/34, VRN	AAA	1,680	1,630
RAAC, 2005-SP1, Tranche M1
5.504%, due 9/25/34, VRN	AA	2,624	2,477
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34*	A	2,200	2,121
GRP Real Estate Asset Trust, 2005-1 Tranche A,
4.850%, due 1/25/35*	A	1,112	1,106
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	1,475	1,455
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,
7.450%, due 2/25/35*	BBB	950	923
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 5/25/35	AAA	3,435	3,438
ACE, 2005-SL1, Tranche M6,
6.360%, due 6/25/35	BBB	1,843	1,807
ACE, 2006-SL2, Tranche M6A,
6.530%, due 1/25/36	A-	2,355	2,340
Security National Mortgage Loan Trust, 2005-2A, Tranche B1,
7.750%, due 2/25/36*	BBB	1,550	1,494
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,
7.321%, due 2/25/36*	A	2,075	2,031
Blackrock Capital Finance, 1997-R1 WAC,
1.856%, due 3/25/37, VRN*	AAA	435	417
ACE, 2005-SN1, Tranche M1,
5.520%, due 11/25/39, VRN	AA+	1,075	1,049
ACE, 2005-SN1, Tranche M2,
5.770%, due 11/25/39, VRN	A+	625	612
ACE, 2005-SD3, Tranche M2,
6.568%, due 8/25/45, VRN	A+	1,895	1,906

Total Collateralized Mortgage Obligations		78,930	78,037

Corporate Obligations - 24.1%
Block Financial Corporation,
8.500%, due 4/15/07	BBB+	2,724	2,797
Applied Materials, Inc.,
6.750%, due 10/15/07	A-	2,875	2,930
DaimlerChrysler, NA Holdings,
4.750%, due 1/15/08	A3	2,675	2,637
Philips Petroleum,
8.750%, due 5/25/10	A-	3,600	4,040
Household Finance Corporation,
8.000%, due 7/15/10	A	2,450	2,673
Boeing Capital Corporation,
7.375%, due 9/27/10	A	2,549	2,746
Sprint Capital Corporation,
7.625%, due 1/30/11	A-	2,000	2,163
Morgan Stanley,
6.750%, due 4/15/11	A+	3,375	3,553
Goldman Sachs Group, Inc.,
6.600%, due 1/15/12	A+	3,050	3,198
Lehman Brothers Holdings, Inc.
6.625%, due 1/18/12	A+	2,650	2,788
National Rural Utility Cooperative,
7.250%, due 3/1/12	A	3,025	3,268
Valero Energy Corporation,
6.875%, due 4/15/12	BBB-	2,065	2,188

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, March 31, 2006 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	$2,650	$2,721
Citigroup, Inc.
5.625%, due 8/27/12	A+	2,675	2,690
SLM Corporation,
5.125%, due 8/27/12	A	2,050	1,993
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	2,425	2,544
Kroger Company,
5.500%, due 2/1/13	BBB	1,500	1,459
Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,873
Altria Group, Inc.
7.000%, due 11/4/13	BBB	2,180	2,344
American Movil SA,
5.500%, due 3/1/14	A3	2,000	1,917
Bank of America Corporation,
5.375%, due 6/15/14	AA-	2,325	2,294
SBC Communications, Inc.,
5.100%, due 9/15/14	A	2,500	2,373
Codelco, Inc. - 144A
4.750%, due 10/15/14*	A	2,815	2,634
United Technologies Corporation,
4.875%, due 5/1/15	A	2,725	2,603
Telecom Italia Capital,
5.250%, due 10/1/15	BBB+	3,000	2,791
American Express Credit Corporation
5.300%, due 12/2/15	A+	3,000	2,944
Forutne Brands, Inc.
5.375%, due 1/15/16	BBB	2,060	1,977
Cisco Systems, Inc.
5.500%, due 2/22/16	A+	2,035	2,004
Ras Laffan Lng II
5.298%, due 9/30/20*	A+	1,500	1,416

Total Corporate Obligations		72,378	73,558

Total Long Term Investments - 99.0% (Cost $309,550)		297,318	302,193

Short-Term Investments
American Express Corporation, VRN
4.676%, due 4/3/06	A+	$326	326
Prudential Funding LLC, VRN
4.805%, due 4/3/06	A+	$153	153

Total Short-Term Investments - 0.1% (Cost $479)		479	479

Total Investments - 99.1% (Cost $310,029)		$297,797	302,672

Cash and other assets, less liabilities - 0.9%			2,679

Net Assets - 100%			$305,351

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 7.1% of the net assets at March 31,2006.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2006 (all amounts in thousands) (unaudited)

Principal Amount	Issuer	Amortized Cost

Mortage Backed Securities- 1.9%
$11,682	Federal Home Loan Mortgage Corp. (FHLMC),
	2.750% - 4.800%, 5/17/06 - 2/20/07	$11,739
10,405	Federal National Mortgage Assoc. (FNMA),
	4.268% - 5.500%, 4/1/06 - 5/22/06	10,405

22,087	Total Mortgage Backed Securities	22,144

Canadian Fixed Rate Notes - 2.8%
4,408	Province of Ontario,
	2.350% -2.650%, 6/30/06 - 12/15/06	4,435
27,523	Province of Quebec,
	5.500% - 7.000%, 4/11/06 - 1/30/07	27,235

31,931	Total Canadian Fixed Rate Notes	31,670

Fixed Rate Notes - 27.8%
26,068	Abbott Laboratories,
	5.625% - 6.400%, 7/1/06 - 12/1/06	25,837
12,093	American General Finance Corp,
	5.875%, 7/14/06	12,058
5,060	Anheuser Busch Company,
	5.600%, 7/06/06	5,020
1,321	B.P. Argentina
	6.750%, 2/1/07	1,318
23,284	B.P. Capital PLC,
	2.350% - 6.950%, 6/15/06 - 12/29/06	23,399
17,379	Caterpillar Financial Services,
	2.350% - 9.000%, 4/15/06 - 10/3/06	17,330
870	Chevron Corporation,
	8.250%, 10/1/06	864
5,921	Coca-Cola Enterprises, Inc.
	2.500% - 5.375%, 8/15/06 - 9/15/06	5,920
10,243	Du Pont (E.I) De Numours
	8.250%, 9/15/06	10,032
16,027	Eli Lilly & Company,
	5.500%, 7/15/06	15,919
13,859	GE Capital Corp
	2.750% - 6.500%, 9/25/06 - 1/15/07	13,893
20,403	IBM Corporation,
	2.375% - 4.875%, 10/1/06 - 11/1/06	20,437
7,748	Merck & Company,
	5.250%, 7/1/06	7,691
21,775	National Rural Utility Coop,
	6.000%, 5/15/06	21,731
21,807	Paccar Financial,
	2.500% - 4.930% , 5/12/06 - 8/1/06	21,820
5,546	Pitney Bowes Inc.,
	5.875%, 5/1/06	5,507
10,953	SBC Communications,
	5.750%, 5/2/06	10,914
21,210	SLM Corporation,
	3.500% - 4.793%, 4/25/06 - 9/30/06	21,203
18,877	Toyota Motor Credit,
	3.000% - 5.650%, 6/9/06 - 1/15/07	18,873
6,040	US Bancorp,
	2.400% - 2.850%, 11/15/06 - 3/12/07	6,053
2,680	USAA Capital Corporation,
	7.050%, 11/8/06	2,665
9,937	Wal-Mart Canada,
	5.580%, 5/1/06	9,785
12,373	Wal-Mart Stores,
	5.450% - 8.000%, 8/1/06 - 9/15/06	12,305
26,494	Wells Fargo Financial,
	5.125% - 7.125%, 4/1/06 - 8/15/06	26,143

317,968	Total Fixed Rate Notes	316,717

Variable Rate Notes - 7.5%
10,558	General Electric Capital Corporation,
	4.624% - 5.060%, 4/5/06 - 6/19/06	10,555
9,744	Paccar Financial Corporation,
	4.850%, 6/20/06	9,747
5,898	SLM Corp,
	5.110%, 6/15/06	5,896
14,991	Toyota Motor Credit,
	4.770% - 4.8550%, 5/25/06 - 6/15/06	14,991
25,282	US Bank,
	4.230% - 4.930%, 4/25/06 - 6/29/06	25,280
18,372	Wells Fargo Financial,
	4.564% - 5.000%, 6/15/06 - 6/23/06	18,365

84,845	Total Variable Rate Notes	84,834

Asset Backed Commercial Paper - 57.1%
20,000	Alpine Securitization Corporation,
	4.550% - 4.600%, 4/3/06 - 4/18/06	19,966
35,000	Amsterdam Funding Corporation,
	4.540% - 4.650%, 4/4/06 - 4/27/06	34,931
47,429	CAFCO, L.L.C.,
	4.540% - 4.650%, 4/7/06 - 4/26/06	47,334
10,000	Chariot Funding, L.L.C.,
	4.540%, 4/5/06	9,995
30,000	Ciesco, L.L.C.,
	4.550% - 4.610%, 4/10/06 - 4/18/06	29,953
40,000	CRC Funding, L.L.C.,
	4.630% - 4.640%, 4/19/06 -4/21/06	39,901
13,584	Daimler Chrysler Revolving Auto,
	4.600%, 4/20/06 -5/1/06	13,546
45,000	FCAR Owner Trust,
	4.640% - 4.770%, 4/24/06 - 5/8/06	44,824
25,000	Govco, Inc.,
	4.540% - 4.660%, 4/4/06 - 5/3/06	24,953
25,000	Jupiter Securitization Corporation,
	4.540% - 4.730%, 4/6/06 - 15/12/06	24,913

Portfolio of Investments, March 31, 2006 (all amounts in thousands) (unaudited)

Principal Amount		Amortized Cost

Asset Backed Commercial Paper (Continued)
$20,000	Kittyhawk Funding,
	4.780% - 4.790%, 5/18/06	$19,875
45,000	Mortgage Interest Networking Trust,
	4.670% - 4.740%, 4/28/06 - 5/5/06	44,820
39,450	New Center Asset Trust,
	4.630% - 4.780%, 4/19/06 - 5/16/06	39,270
24,577	Old Line Funding,
	4.550% - 4.620%, 4/6/06 - 4/20/06	24,546
25,000	Park Avenue Receivables,
	4.630% - 4.780%, 4/10/06 - 5/19/06	24,893
16,550	Preferred Receivables Funding,
	4.710%, 5/30/06	16,422
30,000	Ranger Funding,
	4.600% - 4.700%, 4/13/06 - 4/26/06	29,921
20,000	Sheffield Receivables,
	4.690% - 4.750%, 4/27/06 - 5/10/06	19,915
19,642	Thames Asset Global Securitization,
	4.580% - 4.630%, 4/6/06 - 4/24/06	19,610
25,000	Thunder Bay Funding,
	4.750%, 5/11/06	24,868
45,000	Variable Funding,
	4.550% - 4.650%, 4/7/06 - 4/21/06	44,937
6,700	Wal-Mart Funding,
	4.710%, 5/23/06	6,654
45,000	Windmill Funding Corporation,
	4.540% - 4.740%, 4/5/06 - 5/3/06	44,912

652,932	Total Asset Backed Commercial Paper	650,959

Demand Notes - 2.5%
15,551	American Express Corporation, VRN,
	4.676%, 4/3/06	15,551
12,657	Prudential Funding, VRN,
	4.805%, 4/3/06	12,657

28,208	Total Demand Notes	28,208

1,137,971	Total Investments - 99.6% (Cost $1,134,532)	1,134,532

	Cash and other assets, less liabilities - 0.4%	4,703

	Net assets - 100.0%	$1,139,235

	Portfolio Weighted Average Maturity	56 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Europe - 37.5%

	Austria - 1.4%
	Erste Bank (Banking)	250,600	$14,757
*	Raiffeisen Interantional Bank (Banking)	117,300	10,000

			24,757

	France - 10.8%
	April Group S.A. (Insurance brokers)	78,400	3,987
	BNP Paribas (Banking)	192,600	17,831
	Dassault Systems S.A. (Computer aided design)	191,500	10,945
	Essilor International (Health care supplies)	146,000	13,006
	Eurazeo (Diversified financial services)	70,500	8,487
	Hermes International SCA (Apparel and luxury goods)	48,200	12,171
	Iliad S.A. (Internet software and services)	88,000	7,415
	Klepierre (Real estate)	44,270	5,514
	L’Oreal S.A. (Cosmetics)	438,800	38,591
*	Nexity (Real estate management)	94,900	6,518
*	Orpea (Hospital and nursing management)	95,233	6,239
	Sanofi-Aventis (Pharmaceuticals)	287,495	27,273
	Technip-Coflexip S.A. (Construction)	172,780	11,721
	Vinci S.A.(Construction)	139,600	13,741
	Zodiac S.A. (Aerospace and defense)	115,700	7,491

			190,930

	Germany - 8.5%
	AWD Holdings AG (Financial services)	126,900	4,324
	Bijou Brigitte (Fashion jewelry accessories)	20,200	5,779
	Celesio AG (Pharmaceuticals)	145,650	13,782
	Continental AG (Diversified manufacturing)	158,700	17,459
*	CTS Eventim (Leisure and recreation products)	55,700	1,878
	E.ON AG (Energy)	154,580	16,987
	GFK AG (Commercial services)	106,000	4,624
*	Q-Cells AG (Alternative energy sources)	36,660	3,409
*	Qiagen NV (Biomedical)	381,200	5,631
	Rational AG (Business equipment)	24,890	4,048
	SAP AG (Software)	162,450	35,233
	Siemens AG (Manufacturing)	279,500	26,076
	Solarworld AG (Alternative energy sources)	17,050	4,473
	Stada Arzneimittel AG (Pharmaceuticals)	162,200	7,000

			150,703

	Greece - 1.5%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	270,800	8,414
	EFG Eurobank (Banking)	259,300	9,981
	National Bank of Greece (Banking)	182,990	8,608

			27,003

	Ireland - 2.1%
	Anglo Irish Bank plc (Finance)	958,400	15,784
	Kingspan Group plc (Construction)	481,100	7,349
*	Ryanair Holdings plc - ADR (Airlines)	196,500	10,749
	United Drug plc (Pharmaceuticals)	736,700	3,355

			37,237

	Italy - 2.4%
	Azimut Holding SpA (Investment management services)	449,700	5,612
	Credito Emiliano SpA (Banking)	285,400	3,920
	Luxottica Group SpA (Apparel and luxury goods)	581,700	16,016
	Pirelli & C Real Estate SpA (Real estate development)	77,000	5,234
	Saipem SpA (Energy equipment and services)	518,300	11,976

			42,758

	Netherlands - 0.5%
*	Tomtom NV (Computer software)	243,600	8,613

	Norway - 0.7%
	Statoil Asa (Oil and gas)	432,600	12,393

	Spain - 1.5%
	Grupo Ferrovial S.A. (Industrial services)	109,700	8,862
*	Industria De Textile (Retail trade)	444,500	17,164

			26,026

	Sweden - 1.5%
*	Capio AB (Health care)	185,800	3,474
*	Ericsson (LM) (Wireless equipment)	4,760,000	18,012
*	Modern Times Group (Television)	122,250	5,747

			27,233

	Issuer	Shares	Principal
	Common Stocks -Europe - 37.5% -(continued)

	Switzerland - 6.6%
*	EFG International (Commercial banking)	199,800	5,509
	Nobel Biocare Holdings AG (Medical equipment and supplies)	34,210	7,621
	Phonak Holdings AG (Hearing technology)	115,000	6,546
	Roche Holdings AG (Health care)	258,300	38,380
	SGS S.A. (Industrials)	12,740	11,797
	Synthes, Inc. (Health care)	139,900	15,353
	UBS AG (Banking)	279,100	30,667

			115,873

	Japan - 19.0%
	Aeon Credit Service Co., Ltd. (Consumer finance)	257,700	7,800
	Aeon Mall Co., Ltd. (Real estate)	151,000	7,534
*	Chiyoda Corp. (Construction)	360,800	8,410
	Denso Corporation (Auto parts manufacturing)	855,200	33,804
	Honeys Company, Ltd. (Luxury goods)	118,900	6,312
	Hoya Corporation (Electronic technology)	610,200	24,571
	ITO EN, Ltd. (Beverages)	170,800	5,983
*	K.K. DaVinci Advisors (Consulting services)	2,940	4,003
	Keyence Corporation (Electronic technology)	67,089	17,418
	MISUMI Group, Inc. (Metal production)	261,200	5,786
	Mitsubishi Tokyo Financial (Financial services)	2,378	36,164
	Nakanishi Inc. (Medical specialties)	42,500	4,328
	Neomax Co., Ltd. (Electronic equipment and instruments)	103,700	3,142
	Nitori Company Ltd. (Specialty stores)	126,880	6,594
	Nitto Denko Corporation (Electronic technology)	168,900	14,324
	Orix Corporation (Consumer finance)	128,200	39,818
	Park 24 Co., Ltd. (Commercial services)	109,200	3,736
	Point Inc. Ltd. (Apparel and footwear retail)	89,290	6,423
	Ryohin Keikaku Co. Ltd. (Retail stores)	105,500	8,851
	Sharp Corp. (Electronics)	1,267,100	22,424
	Shimamura Company Ltd. (Retail stores)	73,200	8,505
	Sparx Asset Management Co. (Financial)	3,094	3,969
	Sundrug Co., Ltd. (Drug stores)	23,000	608
	Suruga Bank (Banking)	573,000	7,742
	Toyota Motor Corporation (Automobiles)	493,100	26,849
	United Arrows, Ltd. (Specialty retail)	186,400	5,075
	Yamada Denki Company (Retail trade)	137,100	15,859

			336,032

	Emerging Asia - 10.4%
	China - 2.5%
*	China Life Insurance (Life/Health insurance)	6,087,000	7,717
	China Mengniu Dairy Co. (Food products)	4,495,000	5,004
	China Vanke Company Ltd. (Real estate operations/development)	2,205,700	2,542
	Ctrip.com International Ltd. - ADR (Hotels, restaurants and leisure)	69,400	5,739
*	Foxconn International (Manufacturing services)	3,119,800	5,841
	Fu Ji Food & Catering (Hotels, restaurants and leisure)	1,819,000	3,748
	Li Ning Co. Ltd. (Leisure equipment and products)	5,626,000	5,391
	Ports Design Limited (Apparel and luxury goods)	2,760,500	4,050
*	Suntech Power Holdings Co. Ltd - ADR (Alternative energy sources)	71,000	2,626
*	Wumart Stores, Inc. (Retail)	623,000	2,166

			44,824

	India - 2.9%
	Bharat Forge Ltd. (Machinery)	642,100	6,418
	Bharat Heavy Electricals Ltd. (Supply equipment)	147,700	7,435
*	Bharti Tele-Ventures Ltd. (Wireless telecommunication services)	585,900	5,426
	HDFC Bank (Banking)	347,700	6,025
	Housing Development Finance Corp. (Financial services)	220,300	6,620
	Infosys Technologies, Ltd. (Consulting and software services)	93,128	6,271
*	Maruti Udyog Ltd. (Automobiles)	305,100	5,996
*	Suzlon Energy Ltd. (Power conversion equipment)	218,400	6,405

			50,596

	Malaysia - 0.6%
	Bumiputra Commerce Holdings Bhd (Banking)	4,558,100	7,794
	Transmile Group Bhd (Airport development and maintenance)	689,700	2,379

			10,173

	South Korea - 2.9%
	Hyundai Motor Co. (Automobiles)	97,300	8,159
*	Kookmin Bank (Banking)	109,850	9,415
	Korea Investment Holdings Co. Ltd. (Diversified financial services)	128,600	4,591
*	NHN Corp. (Internet software and services)	34,140	10,497
	Samsung Electronics Co. (Semiconductors)	19,360	12,500
	Shinsegae Co. Ltd. (Discount retail)	14,010	6,385

			51,547

	Taiwan - 1.5%
*	Himax Technologies, Inc. - ADR (Semiconductors)	386,000	3,377
	Hon Hai Precision Industry (Computers)	2,026,589	12,517
*	Mediatek Inc. (Semiconductors and equipment)	942,200	10,892

			26,786

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, December 31, 2005 (all dollar amounts in thousands)

	Issuer	Shares	Value
	United Kingdom - 11.6%
	BG Group plc (Industrial services)	3,157,720	39,448
*	Burren Energy plc (Energy)	478,500	7,925
*	Cairn Energy plc (Petroleum refining)	253,800	9,356
	Capita Group plc (Commercial services)	264,000	2,104
	Carphone Warehouse Group plc (Consumer electronics)	1,313,400	7,044
	HBOS plc (Commercial banking)	1,918,200	31,993
*	Michael Page International (Personnel services)	1,305,300	7,719
	Northern Rock plc (Commercial banking)	1,074,900	22,070
	Reckitt Benckiser plc (Household products)	347,150	12,187
	Rolls-Royce Group plc (Aerospace)	1,129,500	8,974
	Standard Chartered plc (Banking)	617,900	15,351
	Tesco plc (Food retail)	5,097,700	29,196
	Ultra Electronic Holdings plc (Electronic products)	313,900	5,820
	VT Group plc (Shipbuilding)	641,200	5,021

			204,208

	Asia - 6.1%
	Australia - 3.0%
	BHP Billiton Ltd. (Diversified resources)	980,000	19,488
	Billabong International Ltd. (Apparel and luxury goods)	455,800	4,948
	Macquarie Bank, Ltd. (Financial services)	319,400	14,747
	Sigma Company, Ltd. (Medical distributors)	3,621,673	6,853
	WorleyParsons, Ltd. (Engineering)	481,000	6,472

			52,508

	Hong Kong - 1.6%
	China Insurance International (Insurance)	7,841,160	4,083
	Esprit Holdings Ltd. (Apparel, footwear and retail)	1,294,000	10,056
	Li & Fung Ltd. (Distributions)	6,318,000	14,230

			28,369

	Singapore - 1.5%
	Capitaland, Ltd. (Real estate operation)	6,713,800	20,110
	Goodpack Ltd. (Air freight and logistics)	2,168,000	2,506
	Osim International Ltd. (Consumer sundries)	3,612,200	4,363

			26,979

	Emerging Latin America - 4.8%
	Brazil - 1.4%
	Companhia de Concessoes Rodoviarias (Public thoroughfares)	590,000	5,524
	Cyrela Brazil Realty S.A. (Real estate operations/development)	234,100	4,174
	Gol Linhas Aereas Int S.P - ADR (Air transport)	252,600	6,770
*	Natura Cosmeticos S.A. (Cosmetics)	389,500	4,639
*	Submarino S.A.(E-commerce)	146,000	3,663

			24,770

	Chile - 1.0%
	Cencosud S.A. -ADR 144A (Retail stores)	261,300	10,001
	S.A.C.I. Falabella (Department stores)	2,386,600	7,314

			17,315

	Columbia - 0.4%
	Bancolombia S.A. - ADR (Banking)	217,700	7,597

	Mexico - 1.9%
	America Movil S.A. (Communications)	5,020,500	8,563
*	Consorcio Ara Sa De Cv (Construction)	782,300	3,477
*	Corporacion Geo Sa De Cv (Real estate)	947,900	3,569
*	Desarrolladora Homex S.A. -ADR (Household durables)	103,900	3,671
*	Grupo Aeropuertario Del ADR (Airport development and maintenance)	81,900	2,617
*	Grupo Aeropuertario Del-B (Airport development and maintenance)	19,000	61
*	Urbi Desarrollos Urbanos S.A. (Household durables)	438,000	3,331
	Walmart de Mexico (Retail trade)	2,988,800	7,897

			33,186

	Panama - 0.1%
*	Copa Holdings S.A. Class “A” (Airlines)+	94,300	2,155

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 3.3%
	Czech Republic - 0.3%
*	Central European Media Enterprises Ltd. Class “A” (Television)+	87,100	$5,976

	Israel - 0.7%
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	304,000	12,519

	South Africa - 2.0%
	African Bank Investments (Consumer loans)	1,637,696	8,023
	Aspen Pharmacare (Pharmaceuticals)	928,500	6,523
*	MTN Group Ltd. (Telecommunication services)	412,100	4,115
	Naspers Ltd. (Media)	486,900	9,954
	Sasol ASA (Energy)	192,000	7,293

			35,908

	Turkey - 0.3%
*	Turkiye Garanti Bankasi A.S. (Banking)	1,201,750	4,479

	Canada - 4.0%
	Canadian National Railway Company (Railroads)	535,200	24,266
*	Gildan Activewear, Inc. (Apparel and luxury goods)	123,400	5,840
	Manulife Financial Corp. (Life and health insurance)	340,300	21,359
*	Research in Motion Ltd. (Wireless telecommunication)	108,300	9,176
	Ritchie Brothers Auctioneers, Inc. (Business services) +	93,700	4,638
	Shoppers Drug Mart Corp. (Retail trade)	123,400	4,699

			69,978

	Total Common Stock - 96.7% (cost $1,227,649)		1,709,431

	Preferred Stocks
	Brazil - 1.1%
	Banco Itau Holding (Banking)	259,800	7,747
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	603,500	11,997

			19,745

	Total Preferred Stocks - 1.1% (cost $10,630)		19,745

	Investments in Rights - 0.4%
	Austria - 0.2%
	Erste Bank (Banking)	63,704	3,708

	France - 0.2%
	BNP Paribas (Banking)	19,260	1,783
	Vinci S.A. (Construction)	139,600	299

			2,082

	Total Investments in Rights - 0.4% (cost $4,996)		5,790

	Investment in Affiliate
	William Blair Ready Reserves Fund	7,127,232	7,127

	Total Investment in Affiliate - 0.4% (cost $7,127)		7,127

	Short-Term Investments
	American Express Demand Note, VRN 4.676% due 4/3/06	$16,330,000	16,330

	Prudential Funding Demand Note, VRN 4.805% due 4/3/06	$12,234,000	12,234

	Total Short-term Investments - 1.6% (cost $28,564)		28,564

	Total Investments - 100.2% (cost $1,278,966)		1,770,657
	Liabilities, plus cash and other assets - (0.2)%		(3,571)

	Net assets - 100.0%		$1,767,086

*	Non-income producing securities
ADR = American Depository Receipt
GDR = Global Depository Receipt
VRN = Variable Rate Note
+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Institutional International Growth Fund

Portfolio of Investments, December 31, 2005 (all dollar amounts in thousands)

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	29.0%
Japanese Yen	19.4%
British Pound Sterling	11.8%
Swiss Franc	6.7%
United States Dollar	4.5%
Canadian Dollar	3.8%
Hong Kong Dollar	3.7%
Australian Dollar	3.0%
South Korean Won	3.0%
Indian Rupee	2.9%
Brazilian Real	2.2%
South African Rand	2.1%
Mexico Nuevo Peso	1.6%
Singapore Dollar	1.5%
Taiwan Dollar	1.3%
All other currencies	3.5%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Finance	27.2%
Consumer Discretionary	20.7%
Industrials	12.1%
Information Technology	11.2%
Health Care	9.9%
Consumer Staples	7.1%
Energy	7.0%
Materials	2.1%
Telecommunication Services	1.5%
Utilities	1.2%

100.0%

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 41.5%
	Austria - 1.3%
	Erste Bank (Banking)	41,570	$2,448
*	Raiffeisen International Bank (Banking)	22,400	1,910

			4,358

	France - 10.4%
	BNP Paribas (Banking)	52,400	4,851
	Dassault Systems S.A. (Computer aided design)	32,300	1,846
	Essilor International (Health care supplies)	34,600	3,082
	Eurazeo (Diversified financial services)	14,300	1,722
	Hermes International SCA (Apparel and luxury goods)	12,800	3,232
	Iliad S.A. (Internet software and services)	9,100	767
	L’Oreal S.A. (Cosmetics)	105,300	9,261
	Sanofi-Aventis (Pharmaceuticals)	47,000	4,459
	Technip-Coflexip S.A. (Construction)	41,300	2,802
	Vinci S.A. (Construction)	34,900	3,435

			35,457

	Germany - 9.2%
	Bijou Brigitte (Fashion jewelry accessories)	3,000	858
	Celesio AG (Pharmaceuticals)	35,800	3,388
	Continental AG (Diversified manufacturing)	31,770	3,495
	E.ON AG (Energy)	47,700	5,242
*	Qiagen, NV (Health care)	106,500	1,573
	SAP AG (Software)	45,950	9,966
	Siemens AG (Manufacturing)	72,600	6,773

			31,295

	Greece - 1.8%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	79,640	2,474
	EFG Eurobank (Banking)	46,160	1,777
	National Bank of Greece (Banking)	38,350	1,804

			6,055

	Ireland - 1.9%
	Anglo Irish Bank plc (Finance)	204,700	3,371
*	Ryanair-ADR (Air transport)	55,700	3,047

			6,418

	Italy - 2.1%
	Luxottica Group SpA (Apparel and luxury goods)	174,700	4,810
	Saipem SpA (Energy equipment and services)	101,500	2,345

			7,155

	Netherlands - 0.4%
*	Tomtom NV (Computer software)	38,400	1,358

	Norway - 1.7%
	Statoil ASA (Oil and gas)	199,010	5,701

	Spain - 2.0.%
	Grupo Ferrovial S.A. (Industrial services)	22,000	1,777
*	Industria De Textile (Retail trade)	130,000	5,020

			6,797

	Sweden - 2.6%
*	Capio AB (Health care)	37,800	707
*	Ericsson LM (Wireless telecommunication)	1,854,300	7,017
*	Modern Times Group (Television)	20,600	968

			8,692

	Issuer	Shares or Principal Amount	Value
	Switzerland - 8.1%
*	EFG International (Commercial banking)	40,000	$1,103
	Nobel Biocare Holding AG (Medical equipment and supplies)	6,700	1,493
	Phonak Holdings AG (Hearing technology)	20,700	1,178
	Roche Holdings AG (Health care)	63,150	9,383
	SGS S.A. (Industrials)	2,450	2,269
	Synthes, Inc. (Health care)	29,780	3,268
	UBS AG (Banking)	79,355	8,719

			27,413

	Japan - 19.0%
	Aeon Credit Service Co., Ltd. (Consumer finance)	49,200	1,489
	Aeon Mall Co., Ltd. (Real estate)	35,300	1,761
*	Chiyoda Corporation (Construction )	74,000	1,725
	Denso Corporation (Auto parts manufacturing)	163,400	6,459
	Honeys Co., Ltd. (Retail)	22,700	1,205
	Hoya Corporation (Electronic technology)	125,800	5,066
*	K.K. DaVinci Advisors (Consulting services)	501	682
	Keyence Corporation (Electronic technology)	14,410	3,741
	MISUMI Group, Inc. (Metal production)	48,200	1,068
	Mitsubishi Tokyo Financial (Financial services)	546	8,303
	Neomax Co., Ltd. (Electronic equipment and instruments)	20,000	606
	Nitto Denko Corporation (Electronic technology)	34,600	2,935
	Orix Corporation (Consumer finance)	31,300	9,722
	Point Inc. Ltd. (Apparel and footwear retail)	14,300	1,029
	Ryohin Keikaku Co. Ltd. (Retail stores)	13,900	1,166
	Sharp Corporation (Electronics)	341,000	6,035
	Shimamura Company Ltd. (Retail stores)	10,700	1,243
	Sundrug Co., Ltd. (Drug stores)	3,600	95
	Toyota Motor Corporation (Automobiles)	125,500	6,833
	United Arrows Ltd. (Retail)	36,800	1,002
	Yamada Denki Co., Ltd. (Retail trade)	20,700	2,394

			64,559

	United Kingdom - 12.3%
	BG Group plc (Industrial services)	753,600	9,414
*	Cairn Energy plc (Petroleum refining)	41,300	1,523
	Capita Group plc (Commercial services)	84,850	676
	Carphone Warehouse Group plc (Consumer electronics)	256,400	1,375
	HBOS plc (Commercial banking)	478,000	7,972
	Northern Rock plc (Commercial banking)	205,800	4,226
	Reckitt Benckiser plc (Household products)	119,300	4,188
	Rolls-Royce Group plc (Aerospace)	216,300	1,719
	Standard Chartered plc (Banking)	153,800	3,821
	Tesco plc (Food retailer)	1,172,600	6,716

			41,630

See accompanying Notes to Portfolio of Investments .

Institutional International Equity Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)
	Emerging Asia - 5.8%
	China - 1.0%
*	China Life Insurance Co. (Life/Health insurance)	1,160,000	$1,471
*	Foxconn International (Manufacturing services)	995,000	1,863

			3,334

	India - 1.7%
	Bharat Heavy Electricals Ltd. (Supply equipment)	27,900	1,404
*	Bharti Tele-Ventures (Wireless telecommunication services)	144,331	1,337
	HDFC Bank (Banking)	109,210	1,892
	Housing Development Finance Corp. (Financial services)	42,180	1,268

			5,901

	Malaysia - 0.3%
	Bumiputra Commerce Holdings Bhd (Banking)	647,100	1,107

	South Korea - 2.1%
	Hyundai Motor Company (Automobiles)	19,450	1,631
*	Kookmin Bank (Banking)	21,030	1,803
	Samsung Electronics Co. (Semiconductors)	3,710	2,395
	Shinsegae Co., Ltd. (Retail)	2,800	1,276

			7,105

	Taiwan - 0.7%
	Hon Hai Precision Industry (Computers)	388,234	2,398

	Canada - 5.1%
	Canadian National Railway Co. (Railroads)	176,200	7,989
	Manulife Financial Corporation (Life and health insurance)	82,500	5,178
*	Research in Motion Ltd. (Wireless telecommunication)	30,200	2,559
	Shoppers Drug Mart Corporation (Retail trade)	37,500	1,428

			17,154

	Asia - 4.3%
	Australia - 2.1%
	BHP Billiton Ltd. (Diversified resources)	187,000	3,719
	Macquarie Bank Ltd. (Financial services)	60,200	2,779
	Sigma Company, Ltd. (Medical distributors)	264,988	501

			6,999

	Hong Kong - 1.2%
	Esprit Holdings Ltd. (Apparel, footwear and retail)	212,000	1,647
	Li & Fung Ltd. (Distributions)	1,019,000	2,295

			3,942

	Singapore - 1.0%
	Capitaland, Ltd. (Real estate operations)	1,157,900	3,468

	Emerging Europe, Mid-East, Africa - 3.0%
	Isreal - 1.2%
	Teva Pharmaceutical Industries Ltd. - ADR (Health care)	97,000	3,994

	South Africa - 1.8%
*	MTN Group Limited (Wireless telecommunications)	160,300	1,600
	Naspers Ltd. (Media)	80,990	1,656
	Sasol ASA (Energy)	73,500	2,792

			6,048

	Issuer	Shares or Principal Amount	Value
	Emerging Latin America - 2.6%
	Brazil - 0.7%
	Companhia de Concessoes Rodoviarias (Public thoroughfares)	86,700	$812
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	26,700	716
*	Natura Cosmeticos S.A. (Cosmetics)	73,500	875

			2,403

	Columbia - 0.4%
	Bancolumbia S.A. -ADR (Banking)	39,100	1,365

	Mexico - 1.5%
	America Movil S.A. (Communications)	1,206,000	2,057
	Walmart de Mexico (Retail trade)	1,144,200	3,023

			5,080

	Total Common Stock - 93.6% (cost $272,460)		317,186

	Preferred Stocks
	Brazil - 1.5%
	Banco Itau S.A. (Banking)	69,600	2,076
	Petroleo Brasileiro S.A. (Oil, gas drilling, and exploration)	154,700	3,075

			5,151

	Total Preferred Stocks - 1.5% (cost $4,047)		5,151

	Investment in Rights
	Austria - 0.2%
	Erste Bank Rights (Banking)	11,296	657

	France - 0.2%
	BNP Paribas Rights (Banking)	5,160	478
	Vinci S.A. Rights (Construction)	34,900	75

			553

	Total Investments in Rights - 0.4% (cost $1,021)		1,210

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,035,850	1,036

	Total Investment in Affiliate - 0.3% (cost $1,036)		1,036

	Short-Term Investments
	American Express Demand Note,	$4,625,000	4,625

	VRN, 4.676%, due 4/03/06
	Prudential Funding Demand Note,	$9,056,000	9,056

	VRN, 4.805%, due 4/03/06
	Total Short-Term Investments - 4.0% (cost $13,681)		13,681

	Total Investments - 99.8% (cost $292,245)		338,264
	Cash plus other assets, less liabilities - 0.2%		771

	Net assets - 100.0%		339,035

*	Non-income producing securities
ADR = American Depository Receipt
VRN = Variable Rate Note

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

At March 31, 2006 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	30.1%
Consumer Discretionary	16.1%
Information Technology	13.3%
Healthcare	10.2%
Energy	10.1%
Industrials and Services	7.4%
Consumer Staples	7.3%
Materials	2.1%
Telecommunication Services	1.8%
Utilities	1.6%

100.0%

At March 31, 2006 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	30.0%
Japanese Yen	19.9%
British Pound Sterling	12.9%
Swiss Franc	8.5%
Canadian Dollar	5.3%
United States Dollar	2.8%
Swedish Krona	2.7%
Hong Kong Dollar	2.3%
South Korean Won	2.2%
Australian Dollar	2.2%
Brazilian Real	2.1%
South African Rand	1.9%
Indian Rupee	1.8%
Norwegian Krone	1.7%
Mexico Nuevo Peso	1.6%
Singapore Dollar	1.1%
Taiwan Dollar	0.7%
Malaysian Ringgit	0.3%

100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following fifteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Growth	Institutional International Equity
Value Discovery
Fixed Income Portfolio
Income
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

For international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representive of their market price or accurate. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation. In addition, quarterly the Board of Trustees receives a report which tracks the fair value prices used to calculate the net asset value to the next day’s opening local prices.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, or under the direction of the Board of Trustees and in accordance with the Fund’s valuation procedures. As of March 31, 2006, there were securities held in the Small Cap Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment income and investment transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on March 31, 2006. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended March 31, 2006 and for the year ended December 31, 2005, the Income Portfolio recognized a reduction in interest income and a reduction in net realized loss of $585 and $2,990 (in thousands), respectively. This reclassification has no effect on the net asset value of the Portfolio.

In connection with this report, securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2006 were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ ( Depreciation )
Growth	$195,464	$75,457	$2,483	$72,974
Tax-Managed Growth	6,344	2,444	49	2,395
Large Cap Growth	16,453	2,327	281	2,046
Small Cap Growth	946,639	218,252	14,010	204,242
Mid Cap Growth Fund	8,625	643	122	521
Small-Mid Cap Growth	70,919	16,555	1,091	15,464
International Growth	4,012,157	1,368,285	15,249	1,353,036
International Equity	204,011	29,535	912	28,623
International Small Cap Growth	62,619	10,887	372	10,515
Emerging Markets Growth	255,773	54,223	1,328	52,895
Value Discovery	42,926	10,517	599	9,918
Income	310,111	734	8,173	(7,439)
Ready Reserves	1,134,532	—	—	—
Institutional International Growth	1,303,114	472,640	5,124	467,516
Institutional International Equity	294,876	44,476	1,091	43,385

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT

Date: May 25, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ MARCO HANIG
MARCO HANIG, PRESIDENT (Principal Executive Officer)

Date: May 25, 2006

By:	/s/ TERENCE M. SULLIVAN
TERENCE M. SULLIVAN
Treasurer (Principal Financial Officer)

Date: May 25, 2006